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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.9%
EDUCATION — 5.7%
Education — 5.3%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	722,090
	5.000% 06/01/35	1,500,000	959,595
	California Lutheran University,
	Series 2008,
	5.750% 10/01/38	3,000,000	2,692,770
	Loyola Marymount University,
	Series 2001,
	Insured: NPFGC
	(a) 10/01/15	1,265,000	976,795
	University of Redlands,
	Series 2008 A,
	5.125% 08/01/38	1,750,000	1,540,752
	University of Southern California:
	Series 2007 A,
	4.500% 10/01/33	4,500,000	4,196,295
	Series 2009,
	5.000% 10/01/39	1,425,000	1,428,021
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,458,638
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	1,750,000	1,173,743
CA University
	Series 2009 A,
	6.000% 11/01/40	2,000,000	2,074,480
	Series 2009 O,
	5.250% 05/15/39	4,000,000	4,082,560
Education Total			21,305,739
Prep School — 0.4%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,690,000	1,478,632
Prep School Total			1,478,632
EDUCATION TOTAL			22,784,371
HEALTH CARE — 7.8%
Hospitals — 7.8%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	1,000,000	914,690

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2004 I,
	4.950% 07/01/26(c)	1,000,000	1,023,160
	Series 2009 A,
	6.000% 07/01/39	1,000,000	967,590
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,397,685
	5.000% 11/15/34	2,500,000	2,164,900
	Kaiser Permanante,
	Series 2006,
	5.250% 04/01/39	2,000,000	1,748,320
	Sutter Health,
	Series 2042 A,
	5.000% 11/15/42	2,000,000	1,648,980
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,465,650
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	3,500,000	2,594,445
CA Loma Linda Hospital
	Loma Linda, University Medical Center,
	Series 2005,
	5.000% 12/01/22	6,155,000	4,862,573
CA Municipal Finance Authority
	Community Hospital Center,
	Series 2007,
	5.250% 02/01/37	2,500,000	1,862,825
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	2,068,450
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,280,250
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,686,020
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004:
	5.000% 10/15/13	940,000	902,062
	5.375% 10/15/34	800,000	566,480

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,288,857
	Series 2007 B,
	5.125% 10/15/37	900,000	600,219
Hospitals Total			31,043,156
HEALTH CARE TOTAL			31,043,156
HOUSING — 1.0%
Multi-Family — 0.3%
CA Statewide Communities Development Authority
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,409,040
Multi-Family Total			1,409,040
Single-Family — 0.7%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28	485,000	481,018
	Series 2006 K, AMT,
	4.625% 08/01/26	2,500,000	2,026,375
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	35,000	35,520
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	50,000	50,933
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	40,000	41,067
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	35,000	35,798
Single-Family Total			2,670,711
HOUSING TOTAL			4,079,751

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 0.7%
Oil & Gas — 0.7%
CA Southern California Public Power Authority
	Series 2007,
	5.000% 11/01/33	3,385,000	2,786,938
Oil & Gas Total			2,786,938
INDUSTRIALS TOTAL			2,786,938
OTHER — 16.9%
Other — 0.7%
CA Infrastructure & Economic Development Bank
	Walt Disney Family Museum,
	Series 2008,
	5.250% 02/01/38	3,050,000	2,825,459
Other Total			2,825,459
Refunded/Escrowed(d) — 15.0%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	14,836,864
CA East Whittier City School District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,925,094
CA Educational Facilities Authority
	Series 1999 B,
	Pre-refunded 04/01/09,
	5.250% 04/01/24	70,000	70,700
	Series 2000 B,
	Pre-refunded 06/01/10,
	6.625% 06/01/20	170,000	180,093
CA Health Facilities Financing Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.000% 06/01/24	3,000,000	3,038,340
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	4,959,513
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA
	6.250% 08/01/11	1,075,000	1,124,751

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(d) — (continued)
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,410,696
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/21	2,010,000	1,215,608
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 10/01/16	5,270,000	4,213,049
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,323,850
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: NPFGC
	12.284% 07/01/22(c)	510,000	680,850
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,460,350
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	10,256,862
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 08/01/15	1,405,000	1,732,716
CA Southern California Public Power Authority
	Series 2003 A-1,
	Pre-refunded 07/01/13,
	Insured: AMBAC
	5.000% 07/01/25	1,000,000	1,145,780
CA State Department of Water Resources
	Series 2001,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/14	10,000	11,965
CA State
	Series 2000:
	Pre-refunded 05/01/10,
	5.625% 05/01/26	60,000	62,908
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	155,000	162,775

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(d) — (continued)
	Series 2004,
	Pre-refunded 02/01/14,
	5.000% 02/01/33	1,000,000	1,145,230
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,338,635
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	Pre-refunded variable dates beginning 07/01/15,
	(a) 07/01/17	2,490,000	1,832,092
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/32	1,500,000	1,600,575
Refunded/Escrowed Total			59,729,296
Tobacco — 1.2%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	4,725,900
Tobacco Total			4,725,900
OTHER TOTAL			67,280,655
RESOURCE RECOVERY — 0.9%
Disposal — 0.9%
CA Pollution Control Financing Authority
	Waste Management,
	Series 2002 A, AMT,
	5.000% 01/01/22	2,000,000	1,801,220
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	1,932,560
Disposal Total			3,733,780
RESOURCE RECOVERY TOTAL			3,733,780
TAX-BACKED — 44.6%
Local Appropriated — 8.2%
CA Alameda County
	Series 1989,
	Insured: NPFGC
	(a) 06/15/14	2,185,000	1,811,474

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14	3,500,000	3,914,505
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	2,701,230
CA Antelope Valley East-Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,063,800
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	999,927
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(a) 08/01/16	1,945,000	1,402,539
	(a) 08/01/17	1,980,000	1,325,056
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	1,981,864
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGO
	5.000% 08/01/22	3,000,000	3,054,630
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,133,176
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: NPFGC
	5.500% 11/15/13	1,750,000	1,779,925
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: NPFGC
	6.250% 07/01/18	6,035,000	6,625,344
CA Victor Elementary School District
	Series 1996,
	Insured: NPFGC
	6.450% 05/01/18	3,345,000	3,902,143
Local Appropriated Total			32,695,613

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — 15.8%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	2,308,350
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: NPFGC
	6.450% 02/01/18	1,000,000	1,137,920
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	2,250,960
CA Coast Community College District
	Series 2005,
	Insured: NPFGC
	(a) 08/01/22	4,000,000	2,115,120
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: NPFGC
	(a) 09/01/17	1,000,000	684,600
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	742,803
	5.500% 08/01/26	1,750,000	1,981,000
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: NPFGC
	5.250% 08/01/26	2,010,000	1,937,761
CA Fillmore Unified School District
	Series 1997 A,
	Insured: NPFGC
	(a) 07/01/17	650,000	449,105
CA Fresno Unified School District
	Series 2002 A,
	Insured: NPFGC
	6.000% 02/01/19	2,480,000	2,693,280
CA Golden West Schools Financing Authority
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,024,618
CA Grossmont Union High School District
	Series 2006,
	Insured: NPFGC
	(a) 08/01/28	5,000,000	1,429,450

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CA Jefferson Union High School District
	Series 2000 A,
	Insured: NPFGC
	6.450% 08/01/25	1,000,000	1,095,740
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,056,047
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	671,402
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: NPFGC
	5.750% 07/01/16	2,500,000	2,854,350
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(a) 08/01/32	5,440,000	1,132,227
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	1,069,155
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,496,128
CA Oxnard Union High School District
	Series 2001 A,
	Insured: NPFGC
	5.650% 02/01/17	960,000	1,028,045
CA Pomona Unified School District
	Series 2001 A,
	Insured: NPFGC
	5.900% 02/01/16	845,000	919,960
CA Poway Unified School District
	Series 2009 A,
	(a) 08/01/24	3,500,000	1,399,370
CA Redwood City Elementary School District
	Series 1997,
	Insured: NPFGC
	(a) 08/01/18	2,385,000	1,506,008
CA Rocklin Unified School District
	Series 1995 C,
	Insured: NPFGC
	(a) 07/01/20	6,920,000	4,189,160
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,359,500
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,104,050

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CA San Mateo County Community College
	Series 2006 C,
	Insured: NPFGC
	(a) 09/01/26	1,925,000	743,608
CA San Mateo Union High School District
	Series 2000 B,
	Insured: NPFGC
	(a) 09/01/26	4,005,000	1,401,910
CA Sanger Unified School District
	Series 1999,
	Insured: NPFGC
	5.350% 08/01/15	1,500,000	1,523,955
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: NPFGC
	7.250% 08/01/13	2,000,000	2,282,580
CA Saratoga
	Series 2001,
	Insured: NPFGC
	5.250% 08/01/31	2,000,000	2,012,040
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	869,907
CA South San Francisco Unified School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/22	1,500,000	1,739,565
CA Tahoe-Truckee Unified School District
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/23	3,780,000	1,628,311
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/24	2,965,000	1,185,466
CA Union Elementary School District
	Series 1999 A,
	Insured: NPFGC
	(a) 09/01/19	1,750,000	1,056,597
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: NPFGC
	5.600% 02/01/20	1,610,000	1,614,444
	Series 2005 D,
	Insured: NPFGC
	(a) 08/01/22	5,000,000	2,201,100

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CA West Covina Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.250% 02/01/19	725,000	746,366
CA Yuba City Unified School District
	Series 2000,
	Insured: NPFGC
	(a) 09/01/20	2,385,000	1,282,987
Local General Obligations Total			62,924,945
Special Non-Property Tax — 2.8%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	2,014,759
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2005 A,
	Insured: NPFGC
	4.250% 07/01/25	2,000,000	1,921,980
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: NPFGC
	6.250% 07/01/12	3,000,000	3,184,380
	Series 1998 A,
	Insured: NPFGC
	4.750% 07/01/38	2,250,000	1,795,927
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,050,900
Special Non-Property Tax Total			10,967,946
Special Property Tax — 10.6%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	125,000	116,431
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,166,080
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,541,070
	6.500% 12/01/24	4,055,000	4,183,990
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	971,570
CA Lancaster Financing Authority
	Series 2003,
	Insured: NPFGC
	5.125% 02/01/17	1,270,000	1,275,969

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Property Tax — (continued)
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	2,814,500
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: NPFGC
	5.375% 07/01/18	1,665,000	1,667,248
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,695,000	3,045,862
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,164,765
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	6,955,000	6,992,557
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	751,660
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	715,479
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: NPFGC
	5.000% 09/01/34	1,000,000	813,450
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	595,883
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,115
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,036,062

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Property Tax — (continued)
	Series 2005 A,
	Insured: FSA
	5.750% 10/01/24	2,420,000	2,540,080
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: NPFGC
	6.000% 08/01/15	2,790,000	2,986,611
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,133,520
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,681,650
Special Property Tax Total			42,214,552
State Appropriated — 2.6%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,503,600
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19	6,000,000	6,122,820
	5.250% 12/01/13	2,500,000	2,634,425
State Appropriated Total			10,260,845
State General Obligations — 4.6%
CA State
	Series 2000,
	5.625% 05/01/26	160,000	161,562
	Series 2003,
	5.250% 02/01/20	1,250,000	1,340,975
	Series 2005,
	4.625% 05/01/29	2,000,000	1,782,440
	Series 2007,
	4.500% 08/01/26	2,500,000	2,280,325
	Series 2008,
	5.000% 08/01/34	2,500,000	2,319,750
	Series 2009,
	6.000% 04/01/35	4,000,000	4,157,160
PR Commonwealth of Puerto Rico
	Series 2004 A:
	5.250% 07/01/21	2,000,000	1,868,640
	5.250% 07/01/22	2,000,000	1,850,300
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	2,500,000	2,388,375
State General Obligations Total			18,149,527
TAX-BACKED TOTAL			177,213,428

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 3.8%
Air Transportation — 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001,
	07/01/39(e)(f)	2,000,000	80,000
Air Transportation Total			80,000
Airports — 1.4%
CA County of Orange
	Series 2009 A,
	5.250% 07/01/39	2,500,000	2,414,000
CA County of Sacramento
	Series 2008 B, AMT,
	Insured: FSA
	5.250% 07/01/39	1,000,000	861,130
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	745,350
CA San Francisco City & County Airports Commission
	Series 2008 34E, AMT,
	Insured: FSA
	5.750% 05/01/25	1,500,000	1,525,620
Airports Total			5,546,100
Toll Facilities — 1.8%
CA Bay Area Toll Authority
	Series 2008 F-1,
	5.125% 04/01/47	2,500,000	2,411,425
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: NPFGC
	5.000% 01/01/35	2,000,000	1,453,540
	Series 1999,
	5.750% 01/15/40	4,000,000	3,100,080
Toll Facilities Total			6,965,045
Transportation — 0.6%
CA Los Angeles Harbor Department
	Series 2009 B,
	5.250% 08/01/39	2,500,000	2,470,225
Transportation Total			2,470,225
TRANSPORTATION TOTAL			15,061,370

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 16.5%
Investor Owned — 1.8%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.:
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	1,943,540
	Series 2004 D,
	5.875% 01/01/34	1,000,000	1,013,700
	Series 2005 D, AMT,
	5.000% 12/01/27	3,500,000	3,029,635
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	1,000,000	1,105,350
Investor Owned Total			7,092,225
Joint Power Authority — 1.7%
CA Infrastructure & Economic Development Bank
	CA Independent System Operator Corp,
	Series 2009 A,
	6.250% 02/01/39	2,000,000	2,035,000
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,718,880
Joint Power Authority Total			6,753,880
Municipal Electric — 3.5%
CA Los Angeles Department of Water & Power
	Series 2008,
	5.250% 07/01/38	1,750,000	1,763,545
CA Modesto Irrigation District
	Certificates Participation,
	Series 2004 B,
	5.500% 07/01/35	2,000,000	1,970,020
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: NPFGC
	6.500% 09/01/13	1,500,000	1,627,665
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,256,053
	5.700% 07/01/17	1,900,000	2,140,331
	Series 2001 N,
	Insured: NPFGC
	5.000% 08/15/28	2,000,000	1,951,980

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Municipal Electric — (continued)
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.625% 01/01/29	1,000,000	1,005,390
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 WW,
	5.000% 07/01/28	1,500,000	1,382,595
Municipal Electric Total			14,097,579
Water & Sewer — 9.5%
CA Big Bear Lake
	Series 1996,
	Insured: NPFGC
	6.000% 04/01/15	1,350,000	1,517,616
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38	2,000,000	1,888,460
CA City of Los Angeles
	Series 2009 A,
	5.000% 06/01/39	4,000,000	3,849,840
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA
	5.000% 10/01/24	1,920,000	1,949,626
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC
	6.750% 07/01/12	775,000	840,084
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,631,975
CA Lodi Wastewater Systems Revenue
	Series 2007 A,
	Insured: FSA
	5.000% 10/01/37	1,250,000	1,172,812
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	2,901,540
	Insured: FGIC
	5.125% 07/01/41	3,000,000	2,892,630

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
CA Manteca Financing Authority
	Series 2003 B,
	Insured: NPFGC
	5.000% 12/01/33	575,000	538,833
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,292,935
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	2,000,000	2,173,020
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,300,400
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.375% 08/01/34	2,000,000	2,001,380
	Series 2009,
	5.250% 05/15/39	3,000,000	2,924,340
CA Santa Clara Valley Water District
	Series 2006,
	Insured: FSA
	4.250% 06/01/30	2,500,000	2,144,550
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,631,080
Water & Sewer Total			37,651,121
UTILITIES TOTAL			65,594,805

	Total Municipal Bonds (cost of $391,895,444)		389,578,254

		Shares
Municipal Preferred Stock — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(g)	2,000,000	1,502,480
Multi-Family Total			1,502,480
HOUSING TOTAL			1,502,480

	Total Municipal Preferred Stock (cost of $2,000,000)		1,502,480

17

		Shares	Value ($)
Investment Companies — 0.8%
	Columbia California Tax-Exempt Reserves, Capital Class (7 day yield of 0.210%) (h)(i)	1,731,000	1,731,000
	Dreyfus Municipal Cash Management Plus (7 day yield of 0.490%)	1,361,877	1,361,877

	Total Investment Companies (cost of $3,092,877)		3,092,877

		Par ($)
Short-Term Obligation — 0.0%
VARIABLE RATE DEMAND NOTE(j) — 0.0%
CA Department of Water Resources
	Power Supply Revenue,
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank
	LOC: Societe General
	0.250% 05/01/20	100,000	100,000

	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments — 99.1% (cost of $397,088,321)(k)(l)		394,273,611

	Other Assets & Liabilities, Net — 0.9%		3,407,792

	Net Assets — 100.0%		397,681,403

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

18

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$22,784,371	$—	$22,784,371
Health Care	—	31,043,156	—	31,043,156
Housing	—	4,079,751	—	4,079,751
Industrials	—	2,786,938	—	2,786,938
Other	—	67,280,655	—	67,280,655
Resource Recovery	—	3,733,780	—	3,733,780
Tax-Backed	—	177,213,428	—	177,213,428
Transportation	—	15,061,370	—	15,061,370
Utilities	—	65,594,805	—	65,594,805
Total Municipal Bonds	—	389,578,254	—	389,578,254
Municipal Preferred Stock	—	1,502,480	—	1,502,480
Investment Companies	3,092,877	—	—	3,092,877
Short-Term Obligation	—	100,000	—	100,000
Total Investments	$3,092,877	$391,180,734	$—	$394,273,611

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At July 31, 2009, the value of this security amounted to $1,478,632 which represents 0.4% of net assets. Additional information on this restricted security is as follows:

		Acquisition	Acquisition
	Security	Date	Cost

CA Statewide Communities Development Authority; Crosssroads School for Arts & Sciences,
	Series 1998, 6.000% 08/01/28	08/21/98	$1,750,000

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Non-income producing security.

(f)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

19

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of this security, which is not illiquid, amounted to $1,502,480 which represents 0.4% of net assets.

(h)		Investments in affiliates during the nine month period ended July 31, 2009:

Security name: Columbia California Tax-Exempt Reserves, Capital Class (7 day yield of 0.210%)

Shares as of 10/31/08:		—
Shares purchased:		45,442,076
Shares sold:		(43,711,076)
Shares as of 07/31/09:		1,731,000
Net realized gain/loss:		$—
Dividend income earned:		$16,669
Value at end of period:		$1,731,000

(i)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(j)

This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2009.

(k)		Cost for federal income tax purposes is $397,026,256.

(l)		Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$20,810,235	$(23,562,880)	$(2,752,645)

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

20

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.8%
EDUCATION — 11.8%
Education — 9.8%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2002 E,
	Insured: NPFGC:
	5.000% 07/01/14	500,000	534,910
	5.250% 07/01/22	400,000	403,640
	Series 2007 F,
	Insured: NPFGC
	4.125% 07/01/24	1,505,000	1,379,092
	Series 2008 N:
	5.000% 07/01/18	2,120,000	2,289,176
	5.000% 07/01/22	2,500,000	2,606,750
	Quinnipiac University:
	Series 2007 I,
	Insured: NPFGC:
	5.000% 07/01/19	2,000,000	2,109,500
	5.000% 07/01/22	2,000,000	2,034,580
	Series 2007 K2,
	Insured: NPFGC
	5.000% 07/01/28	2,000,000	2,022,880
	Trinity College:
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	500,000	568,235
	Series 2004 H,
	Insured: NPFGC
	5.000% 07/01/25	540,000	553,684
	Yale University,
	Series 1997 E,
	4.700% 07/01/29	4,800,000	4,943,760
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,300,265
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: NPFGC:
	5.250% 10/01/12	725,000	732,605
	5.375% 10/01/13	975,000	983,882
	5.500% 10/01/14	650,000	654,543
Education Total			23,117,502

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Prep School — 2.0%
CT Health & Educational Facilities Authority
	Greenwich Academy, Inc.,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/26	2,000,000	2,221,280
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,846,820
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	4.500% 07/01/29	600,000	576,312
Prep School Total			4,644,412
EDUCATION TOTAL			27,761,914
HEALTH CARE — 4.6%
Continuing Care Retirement — 0.5%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	1,500,000	1,309,770
Continuing Care Retirement Total			1,309,770
Hospitals — 3.4%
CT Health & Educational Facilities Authority
	Ascension HealthCredit Group,
	Series 1999 B,
	3.500% 11/15/29(a)	850,000	863,982
	Hospital For Special Care,
	Series 2007 C,
	Insured: RAD
	5.250% 07/01/27	750,000	607,913
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,770,414
	Middlesex Hospital:
	Series 1997 H,
	Insured: NPFGC
	5.000% 07/01/12	1,060,000	1,060,180
	Series 2006 M,
	Insured: FSA
	4.875% 07/01/27	500,000	490,090
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,092,589
Hospitals Total			7,885,168

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Intermediate Care Facilities — 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	230,178
Intermediate Care Facilities Total			230,178
Nursing Homes — 0.6%
CT Development Authority
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.200% 08/15/17	1,285,000	1,059,277
	5.400% 08/15/21	500,000	379,595
Nursing Homes Total			1,438,872
HEALTH CARE TOTAL			10,863,988
HOUSING — 4.9%
Multi-Family — 0.6%
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	1,300,000	1,413,958
Multi-Family Total			1,413,958
Single-Family — 4.3%
CT Housing Finance Authority
	Housing Mortgage Finance Program,
	Series 2003 D,
	4.400% 11/15/15	2,000,000	2,060,920
	Mortgage Finance Program:
	Series 1996 C-1,
	6.000% 11/15/10	815,000	817,437
	Series 2008 B-1,
	4.750% 11/15/23	3,000,000	3,099,210
	Series 2003 C-1,
	4.850% 11/15/23	4,000,000	4,044,840
Single-Family Total			10,022,407
HOUSING TOTAL			11,436,365
INDUSTRIALS — 0.7%
Manufacturing — 0.4%
CT Development Authority
	Ethan Allen, Inc.,
	Series 1993,
	7.500% 06/01/11	905,000	918,430
Manufacturing Total			918,430

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (CONTINUED)
Oil & Gas — 0.3%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	850,000	782,731
Oil & Gas Total			782,731
INDUSTRIALS TOTAL			1,701,161
OTHER — 16.5%
Pool/Bond Bank — 1.4%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,089,210
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,123,360
	5.000% 10/01/15	1,000,000	1,167,200
Pool/Bond Bank Total			3,379,770
Refunded/Escrowed(b) — 15.1%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,126,500
CT Clean Water Fund
	Series 1993,
	Escrowed to Maturity,
	6.000% 10/01/12	1,200,000	1,298,136
CT Easton
	Series 2001,
	Pre-refunded 10/15/11,
	4.750% 10/15/21	855,000	879,008
CT Fairfield
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,432,804
CT Farmington
	Series 2002,
	Pre-refunded 09/15/12,
	5.000% 09/15/19	820,000	926,887
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2000 D-1,
	Pre-refunded 07/01/10,
	Insured: NPFGC
	5.750% 07/01/30	1,250,000	1,323,700
	Trinity College,
	Series 2001 G,
	Pre-refunded 07/01/11,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,090,580
	5.500% 07/01/15	2,825,000	3,107,698

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,698
	Series 2002 C:
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 11/01/18	15,000	16,572
	Pre-refunded 11/01/12,
	Insured: NPFGC
	5.000% 11/01/18	1,985,000	2,244,459
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	198,611
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: NPFGC
	5.250% 08/01/15	1,100,000	1,200,056
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,040,940
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,119,750
CT State
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	28,247
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,023,000
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	903,518
	Series 2003 F,
	Pre-refunded 10/15/13,
	Insured: NPFGC
	5.250% 10/15/20	3,670,000	4,254,484
CT Torrington
	Series 1999,
	Pre-refunded 09/15/09,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,320,618
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,078,860
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,115,390

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
CT Westport
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	578,078
	5.375% 08/15/15	1,550,000	1,629,127
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,268,687
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/40	1,000,000	1,067,050
Refunded/Escrowed Total			35,278,458
OTHER TOTAL			38,658,228
OTHER REVENUE — 0.7%
Recreation — 0.7%
CT Development Authority
	Mystic Marinelife Aquarium,
	Series 2007 A,
	LOC: Citibank N.A.
	4.625% 05/01/37	2,000,000	1,675,160
Recreation Total			1,675,160
OTHER REVENUE TOTAL			1,675,160
RESOURCE RECOVERY — 0.7%
Disposal — 0.7%
CT New Haven Solid Waste & Recycling Authority Revenue
	Series 2008,
	5.125% 06/01/23	1,520,000	1,573,945
Disposal Total			1,573,945
RESOURCE RECOVERY TOTAL			1,573,945
TAX-BACKED — 47.4%
Local General Obligations — 21.6%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,644,112
	Series 2004 C,
	Insured: NPFGC
	5.250% 08/15/17	1,500,000	1,514,460
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	929,825

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	229,584
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,428,013
CT Darien
	Series 2009 A,
	5.000% 08/01/16	500,000	589,585
CT East Haven
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/15	640,000	718,240
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,852,713
	Series 2008:
	5.000% 01/01/20	1,000,000	1,168,010
	5.000% 01/01/22	500,000	580,465
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09	250,000	252,475
	Series 2002,
	5.000% 04/01/19	1,205,000	1,290,639
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,271,190
	Series 2005 C,
	Insured: NPFGC
	5.000% 09/01/19	2,085,000	2,295,272
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	628,794
	Series 2009 A,
	Insured: AGO
	5.000% 08/15/17	695,000	776,517
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	375,698
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,299,231
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,101,555
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	2,054,266

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
	Series 2008,
	Insured: FSA
	5.000% 11/01/18	4,260,000	4,987,864
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,406,526
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,196,493
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,283,504
	4.750% 07/15/25	1,150,000	1,278,329
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,271,247
	5.000% 02/01/16	1,025,000	1,185,177
CT Ridgefield
	Series 2009,
	5.000% 09/15/20	2,130,000	2,504,241
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,970,908
	5.250% 08/15/17	1,125,000	1,345,320
	Series 2009 B,
	4.000% 07/01/16	2,500,000	2,785,525
CT Watertown
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/17	1,060,000	1,225,116
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,534,884
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,323,144
CT Windham
	Series 2004,
	Insured: NPFGC
	5.000% 06/15/15	785,000	912,249
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,518,450
Local General Obligations Total			50,729,621

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — 8.8%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	432,780
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,127,090
	5.500% 10/01/12	3,250,000	3,672,078
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	825,528
	Series 2009:
	4.250% 02/01/17	3,000,000	3,243,900
	5.000% 02/01/19	3,450,000	3,886,287
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	1,000,000	855,220
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(c) 12/01/28	3,000,000	965,670
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,017,842
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,563,625
Special Non-Property Tax Total			20,590,020
State Appropriated — 4.6%
CT Health & Educational Facilities Authority
	State University System,
	Series 2007 I,
	Insured: FSA
	5.250% 11/01/17	1,000,000	1,180,370
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,709,105
CT University of Connecticut
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,118,418
	Series 2004 A,
	Insured: NPFGC
	5.000% 01/15/13	2,000,000	2,246,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
	Series 2006 A,
	Insured: NPFGC
	5.000% 02/15/16	1,400,000	1,611,274
	Series 2007 A,
	4.000% 04/01/24	2,100,000	2,106,111
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27(a)	700,000	710,829
State Appropriated Total			10,682,107
State General Obligations — 12.4%
CT Housing Finance Authority
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,250,116
	Series 2009:
	5.000% 06/15/18	1,755,000	1,986,537
	5.000% 06/15/19	1,840,000	2,074,379
CT State
	Refunding
	Series 2006 E,
	5.000% 12/15/20	3,000,000	3,325,830
	Series 1993 E,
	6.000% 03/15/12	975,000	1,098,571
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,064,470
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,776,705
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,056,800
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	706,596
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,285,440
	Series 2008 B,
	5.000% 04/15/22	5,415,000	5,991,048
CT University of Connecticut
	Series 2009 A,
	5.000% 02/15/23	2,000,000	2,194,860
PR Commonwealth of Puerto Rico
	Public Improvement
	Series 1998,
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,284,500
State General Obligations Total			29,095,852
TAX-BACKED TOTAL			111,097,600

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 6.5%
Investor Owned — 2.5%
CT Development Authority
	Pollution Control Revenue:
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	5,285,000	5,286,163
	Connecticut United Illuminating Co.,
	Series 2009,
	5.750% 06/01/26(a)	500,000	500,555
Investor Owned Total			5,786,718
Joint Power Authority — 1.6%
CT State Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006 A,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,132,480
	Series 2009 A,
	Insured: AGO
	5.000% 01/01/17	1,525,000	1,699,597
Joint Power Authority Total			3,832,077
Municipal Electric — 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	285,000	291,849
Municipal Electric Total			291,849
Water & Sewer — 2.3%
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: NPFGC
	5.000% 11/15/30	2,500,000	2,467,575
CT South Central Regional Water Authority
	Series 2007 A,
	Insured: NPFGC:
	5.250% 08/01/22	1,370,000	1,496,437
	5.250% 08/01/23	500,000	546,980

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
	Series 2008 B,
	Insured: NPFGC
	5.250% 08/01/29(a)	750,000	776,880
Water & Sewer Total			5,287,872
UTILITIES TOTAL			15,198,516

	Total Municipal Bonds (cost of $214,465,709)		219,966,877

		Shares
Investment Companies — 6.5%
	Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.260%) (d)(e)	4,702,000	4,702,000
	Dreyfus Municipal Cash Management Plus (7 day yield of 0.490%)	10,472,016	10,472,016

	Total Investment Companies (cost of $15,174,016)		15,174,016

		Par ($)
Short-Term Obligations — 0.3%
VARIABLE RATE DEMAND NOTES — 0.3%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2005 Y-2,
	0.250% 07/01/35	100,000	100,000
MI Higher Education Facilities Authority
	University of Detroit Mercy,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.380% 11/01/36(f)	195,000	195,000
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	0.400% 09/01/33(f)	100,000	100,000
WI University Hospitals & Clinics
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.330% 04/01/34(f)	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL			695,000

	Total Short-Term Obligations (cost of $695,000)		695,000

	Total Investments — 100.6% (cost of $230,334,725)(g)(h)		235,835,893

	Other Assets & Liabilities, Net — (0.6)%		(1,325,146)

	Net Assets — 100.0%		234,510,747

12

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

13

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$27,761,914	$—	$27,761,914
Health Care	—	10,863,988	—	10,863,988
Housing	—	11,436,365	—	11,436,365
Industrials	—	1,701,161	—	1,701,161
Other	—	38,658,228	—	38,658,228
Other Revenue	—	1,675,160	—	1,675,160
Resource Recovery	—	1,573,945	—	1,573,945
Tax-Backed	—	111,097,600	—	111,097,600
Utilities	—	15,198,516	—	15,198,516
Total Municipal Bonds	—	219,966,877	—	219,966,877
Investment Companies	15,174,016	—	—	15,174,016
Short-Term Obligations	—	695,000	—	695,000
Total Investments	$15,174,016	$220,661,877	$—	$235,835,893

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	Investments in affiliates during the nine month period ended July 31, 2009: Security name: Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.260%)

	Shares as of 10/31/08:		—
	Shares purchased:		35,840,968
	Shares sold:		(31,138,968)
	Shares as of 07/31/09:		4,702,000
	Net realized gain/loss:		$—
	Dividend income earned:		$7,840
	Value at end of period:		$4,702,000

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(f)

Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rates shown reflect the rate as of July 31, 2009.

(g)	Cost for federal income tax purposes is $230,318,289.
(h)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,585,785	$(2,068,181)	$5,517,604

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

14

INVESTMENT PORTFOLIO

July 31, 2009 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.5%
EDUCATION — 22.0%
Education — 14.6%
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2002 E,
	Insured: NPFGC
	5.250% 07/01/22	400,000	403,640
	Fairfield University,
	Series 2008 N,
	4.750% 07/01/27	1,000,000	971,290
	Quinnipiac University,
	Series 2007 I,
	Insured: NPFGC
	4.375% 07/01/28	1,015,000	961,733
	Trinity College:
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	2,000,000	2,272,940
	Series 2007 J,
	Insured: NPFGC:
	4.250% 07/01/31	1,000,000	862,940
	4.500% 07/01/37	1,500,000	1,314,240
	University of Connecticut,
	Series 2002 A,
	Insured: FGIC
	5.250% 11/15/14	2,135,000	2,363,829
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,000,000	1,029,920
	Yale University:
	Series 2003 X-1,
	5.000% 07/01/42	2,000,000	2,018,300
	Series 2007 Z-1,
	5.000% 07/01/42	1,500,000	1,522,710
Education Total			13,721,542
Prep School — 7.4%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: NPFGC
	5.000% 07/01/33	670,000	631,643
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,804,854
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,258,585
	5.250% 07/01/26	1,045,000	1,158,090
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,053,145
Prep School Total			6,906,317
EDUCATION TOTAL			20,627,859

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — 7.3%
Hospitals — 4.3%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,359,000
	Middlesex Hospital,
	Series 2006 L,
	Insured: FSA
	4.250% 07/01/36	1,000,000	786,200
	William W. Backus Hospital,
	Series F 2005,
	Insured: FSA
	5.125% 07/01/35	2,000,000	1,956,400
Hospitals Total			4,101,600
Intermediate Care Facilities — 0.8%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	225,752
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	503,105
Intermediate Care Facilities Total			728,857
Nursing Homes — 2.2%
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	500,000	379,595
	5.500% 08/15/27	2,375,000	1,677,842
Nursing Homes Total			2,057,437
HEALTH CARE TOTAL			6,887,894
HOUSING — 4.4%
Multi-Family — 1.9%
CT Bridgeport Housing Authority
	Series 2009,
	5.600% 06/01/30	1,000,000	1,011,280
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	750,007
Multi-Family Total			1,761,287

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
Single-Family — 2.5%
CT Housing Finance Authority
	Series 2003 C-1,
	4.850% 11/15/23	1,000,000	1,011,210
	Series 2006, AMT,
	4.875% 11/15/36	1,500,000	1,338,525
Single-Family Total			2,349,735
HOUSING TOTAL			4,111,022
OTHER — 3.1%
Pool/Bond Bank — 1.2%
CT State
	Series 2009 A,
	5.000% 06/01/26	1,000,000	1,088,220
Pool/Bond Bank Total			1,088,220
Refunded/Escrowed(a) — 1.9%
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	25,155
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	11,028
	Series 2002 C,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 11/01/20	10,000	11,048
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: NPFGC
	5.000% 10/01/15	50,000	53,111
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 08/01/27	1,500,000	1,691,580
Refunded/Escrowed Total			1,791,922
OTHER TOTAL			2,880,142

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 3.4%
Disposal — 1.9%
CT New Haven Solid Waste Authority
	Series 2008,
	5.375% 06/01/28	1,750,000	1,798,160
Disposal Total			1,798,160
Resource Recovery — 1.5%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,413,930
Resource Recovery Total			1,413,930
RESOURCE RECOVERY TOTAL			3,212,090
TAX-BACKED — 46.9%
Local General Obligations — 27.6%
CT Bridgeport
	Series 1997 A,
	Insured: NPFGC
	5.500% 08/15/19	1,500,000	1,497,555
	Series 2004 C,
	Insured: NPFGC
	5.500% 08/15/21	1,225,000	1,193,848
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,986,325
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,167,390
CT East Haven
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/15	640,000	718,240
CT Granby
	Series 1993,
	Insured: NPFGC
	6.550% 04/01/10	175,000	181,423
	Series 2006,
	5.000% 02/15/26	540,000	629,176
CT Hartford County Metropolitan District
	Series 1993,
	5.200% 12/01/13	500,000	577,555
CT New Britain
	Series 1993 A,
	Insured: NPFGC
	6.000% 10/01/12	2,000,000	2,132,140
	Series 1993 B,
	Insured: NPFGC
	6.000% 03/01/12	750,000	797,287
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,333,466

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	1,000,000	1,096,140
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,199,445
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,268,910
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	436,228
	5.000% 12/01/16	500,000	545,285
CT Ridgefield
	Series 2009,
	5.000% 09/15/21	1,000,000	1,178,000
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,284,847
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,628,270
CT West Hartford
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,610,415
CT Westbrook
	Series 1992,
	Insured: NPFGC
	6.300% 03/15/12	265,000	301,080
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,134,840
Local General Obligations Total			25,897,865
Special Non-Property Tax — 10.9%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,554,645
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,285,800
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,150,000	2,107,666

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,178,680
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	1,000,000	864,560
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(b) 07/01/35	2,000,000	263,080
Special Non-Property Tax Total			10,254,431
State Appropriated — 2.7%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	2,500,000	2,529,375
State Appropriated Total			2,529,375
State General Obligations — 5.7%
CT Housing Finance Authority
	Series 2009,
	5.000% 06/15/28	750,000	775,958
CT State
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,795,335
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,776,705
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	471,064
CT University
	Series 2009 A,
	5.000% 02/15/28	500,000	527,945
State General Obligations Total			5,347,007
TAX-BACKED TOTAL			44,028,678
TRANSPORTATION — 0.6%
Transportation — 0.6%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	560,505
Transportation Total			560,505
TRANSPORTATION TOTAL			560,505

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 8.8%
Municipal Electric — 3.9%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	1,000,000	1,059,120
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	2,500,000	2,560,075
Municipal Electric Total			3,619,195
Water & Sewer — 4.9%
CT Greater New Haven Water Pollution Control Authority
	Series 2008,
	Insured: FSA
	4.750% 11/15/28	600,000	596,214
CT South Central Regional Water Authority
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/30	1,870,000	1,887,354
	Series 2007 A:
	Insured: NPFGC:
	5.250% 08/01/23	1,000,000	1,093,960
	5.250% 08/01/24	1,000,000	1,073,250
Water & Sewer Total			4,650,778
UTILITIES TOTAL			8,269,973

	Total Municipal Bonds (cost of $90,683,475)		90,578,163

		Shares
Investment Companies — 2.8%
	Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.260%) (c)(d)	1,662,629	1,662,629
	Dreyfus Municipal Cash Management Plus (7 day yield of 0.490%)	938,157	938,157

	Total Investment Companies (cost of $2,600,786)		2,600,786

	Total Investments — 99.3% (cost of $93,284,261)(e)(f)		93,178,949

	Other Assets & Liabilities, Net — 0.7%		698,463

	Net Assets — 100.0%		93,877,412

7

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

8

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$20,627,859	$—	$20,627,859
Health Care	—	6,887,894	—	6,887,894
Housing	—	4,111,022	—	4,111,022
Other	—	2,880,142	—	2,880,142
Resource Recovery	—	3,212,090	—	3,212,090
Tax-Backed	—	44,028,678	—	44,028,678
Transportation	—	560,505	—	560,505
Utilities	—	8,269,973	—	8,269,973
Total Municipal Bonds	—	90,578,163	—	90,578,163
Investment Companies	2,600,786	—	—	2,600,786
Total Investments	$2,600,786	$90,578,163	$—	$93,178,949

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Investments in affiliates during the nine month period ended July 31, 2009: Security name: Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.260%)

	Shares as of 10/31/08:		—
	Shares purchased:		15,010,319
	Shares sold:		(13,347,690)
	Shares as of 07/31/09:		1,662,629
	Net realized gain/loss:		$—
	Dividend income earned:		$5,893
	Value at end of period:		$1,662,629

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(e)	Cost for federal income tax purposes is $93,254,676.
(f)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$3,397,788	$(3,473,515)	$(75,727)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

9

Investment PORTFOLIO

July 31, 2009 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.3%
EDUCATION — 3.0%
Education — 3.0%
CA Municipal Finance Authority
	Biola University,
	Series 2008 A,
	5.625% 10/01/23	3,000,000	2,929,680
CA University
	Series 2008 A,
	Insured: FSA
	5.000% 11/01/22	5,000,000	5,248,200
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	1,000,000	1,136,470
FL Volusia County Educational Facilities Authority
	Embry-Riddle Aeronautical University,
	Series 1999 A,
	5.750% 10/15/29	2,380,000	2,215,899
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,084,060
	5.375% 10/01/18	2,000,000	2,151,920
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,143,160
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,058,760
KS Washburn University
	Topeka Living Learning Center,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	920,412
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	585,110
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/24	2,670,000	3,034,295
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: NPFGC
	5.500% 02/15/12	2,000,000	2,212,440

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Education — (continued)
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,173,470
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,197,040
NH Health & Education Facilities Authority
	Series 2009 A,
	5.000% 07/01/23	8,370,000	8,660,857
NY Dormitory Authority
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	6,345,000	7,089,776
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/23	5,245,000	5,559,071
OH University
	Series 2009 A,
	5.000% 12/01/16	4,000,000	4,597,600
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,657,635
	University of Sciences,
	Series 2005 A,
	Insured: SYNC
	5.000% 11/01/16	360,000	393,376
RI Health & Educational Building Corp.
	Series 2003,
	Insured: SYNC
	5.250% 04/01/15	1,500,000	1,514,280
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC
	6.000% 12/01/16	500,000	575,225
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: NPFGC
	5.000% 10/15/19	2,000,000	2,102,200
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,344,700
	Series 2006 D,
	5.000% 08/15/18	10,000,000	11,315,100
Education Total			73,900,736
EDUCATION TOTAL			73,900,736

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — 9.4%
Continuing Care Retirement — 2.2%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	915,840
FL Lakeland
	Carpenters Retirement Community,
	Series 2008,
	5.875% 01/01/19	1,875,000	1,705,875
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	5,902,434
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers,
	Series 2005,
	5.000% 07/01/13	3,670,000	3,483,931
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	2,989,560
FL St. John’s County Industrial Development Authority
	Vicars Landing,
	Series 2007,
	5.000% 02/15/17	1,625,000	1,528,508
IL Finance Authority
	Monarch Landing, Inc.,
	Series 2007 A:
	5.500% 12/01/13	2,200,000	1,796,674
	6.000% 12/01/17	3,590,000	2,507,292
	Sedgebrook, Inc.,
	Series 2007 A:
	5.400% 11/15/16	2,165,000	1,566,291
	5.875% 11/15/22	8,000,000	4,948,880
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	10,640,000	8,837,052
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	2,240,151

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Continuing Care Retirement — (continued)
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	1,040,000	872,529
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	1,500,000	1,020,900
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	5,832,680
NC Medical Care Commission
	Givens Estates,
	Series 2007,
	5.000% 07/01/27	3,375,000	2,706,277
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	2,375,000	2,076,795
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	2,934,975
Continuing Care Retirement Total			53,866,644
Hospitals — 7.0%
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,515,750
CA Municipal Finance Authority
	Community Hospital Central California,
	Series 2007:
	5.000% 02/01/21	1,070,000	926,524
	5.000% 02/01/22	1,500,000	1,275,060
CA Rancho Mirage Joint Powers Financing Authority
	Series 1997 B,
	Insured: NPFGC
	4.875% 07/01/22	1,730,000	1,556,689
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2007 B,
	5.000% 10/15/22	2,590,000	2,132,425

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008 D,
	5.500% 10/01/38	5,000,000	5,344,700
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A:
	5.250% 11/15/11	2,125,000	2,238,114
	5.250% 11/15/14	1,000,000	1,070,310
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 2005 A,
	5.000% 11/15/20(a)	1,000,000	1,006,360
	Series 2005 B:
	5.000% 11/15/20	875,000	880,565
	5.000% 11/15/22	740,000	729,359
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22(a)	1,000,000	985,620
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	962,910
FL Lee Memorial Health System Hospital Board
	Series 2002 A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,073,460
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	5.250% 10/01/11	1,935,000	1,967,315
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: NPFGC
	6.250% 10/01/16	1,700,000	1,844,636
FL Sarasota County Public Hospital Board
	Series 1998 B,
	Insured: NPFGC
	5.250% 07/01/11	1,750,000	1,796,095
FL South Broward Hospital District
	Series 2003 A,
	Insured: NPFGC:
	5.250% 05/01/12	3,955,000	4,181,898
	5.250% 05/01/13	1,500,000	1,589,790
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,796,832
	5.500% 11/15/15	1,995,000	2,068,236
	5.500% 11/15/16	1,980,000	2,032,688

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: NPFGC:
	5.500% 11/15/13	6,080,000	6,417,379
	5.500% 11/15/14	6,000,000	6,320,400
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,200,900
MA Health & Educational Facilities Authority
	CareGroup, Inc.,
	Series 2008 E-2:
	5.375% 07/01/20	9,720,000	9,777,640
	5.375% 07/01/22	13,345,000	13,058,883
MI Saginaw Hospital Finance Authority
	Covenant Medical Center,
	Series 2004 G,
	5.125% 07/01/22	10,560,000	9,728,189
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	2,511,780
	5.250% 10/01/27	3,700,000	2,817,994
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	6,637,400
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	496,635
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,702,890
	5.250% 11/15/17	1,250,000	1,207,538
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	745,921
	5.000% 08/01/15	545,000	552,041
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,468,068

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,371,197
	5.625% 10/01/15	3,000,000	3,110,760
	5.625% 10/01/16	3,000,000	3,101,310
OH Montgomery County
	Catholic Health Initiatives,
	Series 2008 D,
	5.250% 10/01/38(a)	8,000,000	8,373,600
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	267,748
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A:
	5.000% 08/15/20	3,480,000	3,320,720
	5.125% 08/15/21	3,715,000	3,521,337
	5.250% 08/15/22	1,965,000	1,867,025
TN Sullivan County Health, Educational & Housing Facilities Board
	Series 2006 C,
	5.000% 09/01/22	3,750,000	2,934,562
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,080,310
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: NPFGC
	6.000% 06/01/13	2,170,000	2,303,520
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,052,750
TX Tarrant County Hospital District
	Series 2002,
	Insured: NPFGC
	5.500% 08/15/13	1,355,000	1,433,861
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,570,530

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
WI Health & Educational Facilities Authority
	Wheaton Franciscan Healthcare,
	Series 2006:
	5.125% 08/15/23	13,065,000	10,897,125
	5.125% 08/15/26	10,000,000	7,939,600
Hospitals Total			172,764,949
Nursing Homes — 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,276,385
	5.500% 07/01/21	1,530,000	1,243,722
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	864,680
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	892,188
Nursing Homes Total			5,276,975
HEALTH CARE TOTAL			231,908,568
HOUSING — 0.9%
Assisted Living/Senior — 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,778,489
Assisted Living/Senior Total			3,778,489
Multi-Family — 0.5%
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32	1,940,000	1,631,559
	TCB Shadow Run,
	Series 2000 A,
	LIQ FAC: FNMA
	5.150% 11/01/30(a)	4,300,000	4,471,183
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	LIQ FAC: FNMA
	4.900% 02/15/32(a)	3,250,000	3,452,572
LA Housing Finance Agency
	Series 2006 A,
	Insured: FHA
	4.750% 12/01/31	1,465,000	1,340,255

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
Multi-Family — (continued)
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A:
	4.650% 10/01/14	450,000	438,287
	5.500% 10/01/24	1,575,000	1,441,409
Multi-Family Total			12,775,265
Single-Family — 0.2%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	5,000,000	4,587,400
Single-Family Total			4,587,400
HOUSING TOTAL			21,141,154
INDUSTRIALS — 1.4%
Forest Products & Paper — 0.7%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,334,720
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	462,100
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,189,200
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,545,166
TX Gulf Coast Waste Disposal Authority
	International Paper Co.,
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,060,575
Forest Products & Paper Total			18,591,761
Oil & Gas — 0.7%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	2,288,950
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	5,000,000	4,604,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (CONTINUED)
Oil & Gas — (continued)
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/12	5,500,000	5,414,365
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.250% 08/01/16	4,450,000	4,536,063
Oil & Gas Total			16,843,678
INDUSTRIALS TOTAL			35,435,439
OTHER — 14.0%
Pool/Bond Bank — 2.5%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,010,040
FL Municipal Loan Council
	Series 2002 A,
	Insured: NPFGC
	5.500% 05/01/13	1,000,000	1,073,690
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/19	1,015,000	1,027,200
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,152,379
KS Development Finance Authority
	Water Pollution Control Revolving Fund,
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,168,190
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,110,050
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,462,682
	Series 2009,
	5.000% 08/01/24	11,530,000	12,751,027
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,821,398
NY Dormitory Authority
	Series 2002 A,
	Insured: NPFGC
	5.250% 10/01/12	2,420,000	2,685,450
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,257,780

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Pool/Bond Bank — (continued)
	Series 2002:
	5.500% 07/01/12	15,000,000	16,350,750
	5.750% 07/01/17	2,000,000	2,189,960
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	818,868
VA Resources Authority
	Series 2007,
	5.000% 10/01/17	3,760,000	4,376,414
Pool/Bond Bank Total			63,255,878
Refunded/Escrowed(b) — 10.6%
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13,
	Insured: NPFGC
	5.000% 01/01/37	15,000,000	16,779,300
AL Birmingham
	Series 2001 A,
	Pre-refunded 11/01/11,
	5.250% 05/01/17	2,000,000	2,217,500
AZ School Facilities Board
	Certificates of Participation,
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: NPFGC
	5.250% 09/01/14	10,000,000	11,392,400
CA Department of Water Resources
	Series 2002 X,
	Escrowed to Maturity,
	5.500% 12/01/15	10,000	12,126
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Refunded to various dates/prices,
	6.250% 06/01/33	2,945,000	3,285,177
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to maturity,
	(c) 01/01/25(d)	22,405,000	11,113,328
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: NPFGC
	5.250% 12/15/13	7,385,000	8,156,954

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Pre-refunded 06/15/16,
	Insured: AMBAC
	(e) 06/15/21 (5.700% 06/15/11)	4,000,000	4,232,520
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	4,705,000	5,692,203
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,151,468
FL Reedy Creek Improvement District Utilities
	Series 2003 1,
	Pre-refunded 10/01/13,
	Insured: NPFGC
	5.250% 10/01/15	1,490,000	1,723,990
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12:
	5.500% 05/01/22	1,000,000	1,121,280
	5.600% 05/01/27	4,000,000	4,495,880
HI University of Hawaii
	Series 2002 A,
	Pre-refunded 07/15/12,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,131,290
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,714,167
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,636,450
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
	Series 2006,
	Pre-refunded 12/01/16,
	5.000% 12/01/35	31,950,000	37,723,365
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(c) 01/01/17	600,000	469,992
IL State
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	11,402,300

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,745,277
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,861,304
KS Development Finance Authority
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	1,025,008
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(c) 12/01/14	2,175,000	1,902,059
KS Shawnee County
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,876,912
KS Wyandotte County School District No. 500
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.000% 09/01/20	1,715,000	1,926,099
MA State
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,292,620
MI Building Authority
	Series 2003 II,
	Pre-refunded 10/15/13,
	Insured: NPFGC
	5.000% 10/15/17	1,000,000	1,139,390
MI Detroit Sewage Disposal Revenue
	Series 2003 A,
	Pre-refunded 07/01/13,
	Insured: FSA
	5.000% 07/01/14	7,180,000	8,152,890
NC Cary Water & Public Improvement
	Series 2001,
	Pre-refunded 03/01/11,
	5.000% 03/01/13	4,300,000	4,578,941
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,817,520

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
NJ Transportation Trust Fund Authority
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,363,880
NV Clark County School District
	Series 2003 D,
	Pre-refunded 12/15/13,
	Insured: NPFGC
	5.000% 06/15/16	10,760,000	12,369,481
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,195,920
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,639,120
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,671,724
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,192,115
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(c) 09/01/21	2,210,000	1,334,265
PA Philadelphia School District
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,111,960
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	Pre-refunded 04/01/11,
	5.000% 10/01/16	7,300,000	7,825,454
TX Harris County Health Facilities Development Corp.
	St. Luke’s Episcopal Hospital,
	Series 2001,
	Pre-refunded 08/15/11,
	5.625% 02/15/16	2,780,000	3,050,188
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,345,210

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(b) — (continued)
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	4,530,000	5,091,448
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,402,757
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: NPFGC
	5.500% 06/01/16	10,000,000	11,368,400
TX Northside Independent School District
	Series 2002 A,
	Pre-refunded 02/15/12,
	Guarantor: PSFG
	5.250% 02/15/20	2,485,000	2,752,088
TX University of Texas
	Series 2001 B,
	Pre-refunded 08/15/11,
	5.375% 08/15/15	2,500,000	2,730,350
	Series 2003 A,
	Pre-refunded 08/15/13,
	5.375% 08/15/15	1,000,000	1,158,120
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/14	4,180,000	4,575,512
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices,
	5.250% 06/01/19	2,050,000	2,154,365
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,132,882
WI Badger TOB Asset Securitization Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	5,000,000	5,592,150
WI State
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: NPFGC
	5.500% 05/01/16	2,000,000	2,167,660
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	5,006,920
Refunded/Escrowed Total			260,001,679

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Tobacco — 0.9%
AR Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC:
	(c) 07/01/21	1,400,000	820,918
	(c) 07/01/23	1,000,000	510,860
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.250% 06/01/11	3,000,000	2,952,090
	4.500% 06/01/23	2,540,000	2,170,760
	4.625% 06/01/26	10,000,000	6,899,600
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	10,745,000	8,816,810
Tobacco Total			22,171,038
OTHER TOTAL			345,428,595
OTHER REVENUE — 0.4%
Recreation — 0.4%
FL Board of Education
	Series 2002 A,
	Insured: FGIC:
	5.250% 07/01/18	2,675,000	2,791,817
	5.375% 07/01/17	1,450,000	1,528,924
FL Seminole Indian Tribe
	Series 2007 A,
	5.750% 10/01/22(f)	2,000,000	1,868,500
OK Chickasaw Nation Health Systems
	Series 2007,
	5.375% 12/01/17(f)	4,115,000	4,136,357
Recreation Total			10,325,598
OTHER REVENUE TOTAL			10,325,598
RESOURCE RECOVERY — 0.5%
Resource Recovery — 0.5%
FL Palm Beach County Solid Waste Authority
	Series 1997 A,
	Insured: AMBAC
	6.000% 10/01/10	5,000,000	5,248,100
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24(a)	8,000,000	7,715,760
Resource Recovery Total			12,963,860
RESOURCE RECOVERY TOTAL			12,963,860

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 44.4%
Local Appropriated — 2.1%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: NPFGC
	5.000% 07/01/16	10,000,000	10,524,600
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,033,810
FL Broward County School Board
	Certificates of Participation,
	Series 2006,
	Insured: FSA
	5.000% 07/01/14	1,580,000	1,726,434
FL Broward County
	Certificates of Participation,
	Series 2004,
	Insured: NPFGC
	5.000% 06/01/13	1,000,000	1,096,880
FL Collier County School Board
	Certificates of Participation,
	Series 2002,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,595,025
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/18	2,320,000	2,419,783
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: NPFGC
	5.500% 07/01/14	2,000,000	2,192,420
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,557,225
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: NPFGC
	5.000% 06/01/19	2,000,000	1,958,820
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/18	1,000,000	1,041,290

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
MI Grand Rapids Building Authority
	Series 1998:
	5.000% 04/01/12	1,205,000	1,302,244
	5.000% 04/01/14	1,415,000	1,559,358
NC Iredell County
	Certificates of Participation,
	Series 2008,
	Insured: FSA
	5.250% 06/01/17	1,710,000	1,952,393
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,038,700
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,341,900
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,145,700
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,591,100
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,500,690
Local Appropriated Total			50,578,372
Local General Obligations — 11.5%
AK Anchorage
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,789,500
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: NPFGC
	5.000% 07/01/15	6,300,000	7,183,449
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,635,745
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: FSA
	4.500% 07/01/24	4,000,000	3,819,680
	Series 2007,
	Insured: FSA
	5.000% 07/01/20	6,230,000	6,579,690

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/24	5,000,000	1,965,650
CA Monrovia Unified School District
	Series 2005,
	Insured: NPFGC
	5.250% 08/01/21	5,600,000	6,208,384
CA Oakland Unified School District
	Series 2009,
	6.125% 08/01/29(d)	7,000,000	7,018,130
CA San Mateo County Community College
	Series 2006 A,
	Insured: NPFGC
	(c) 09/01/20	9,310,000	5,513,568
CA Union Elementary School District
	Series 1999 A,
	Insured: NPFGC
	(c) 09/01/20	1,000,000	562,880
CA West Contra Costa Unified School District
	Series 2005,
	Insured: NPFGC
	(c) 08/01/20	7,285,000	3,758,769
CO Adams County School District No. 12
	Series 1995 A,
	Insured: NPFGC
	(c) 12/15/12	1,300,000	1,219,855
CO Jefferson County School District R-001
	Series 1997 1,
	Insured: NPFGC
	6.500% 12/15/11	10,000,000	11,281,500
FL Palm Beach County
	Series 1998,
	5.500% 12/01/11	2,000,000	2,200,440
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: NPFGC
	5.000% 06/01/17	1,000,000	1,020,350
IL Chicago Board of Education
	Series 1996,
	Insured: NPFGC
	6.250% 12/01/12	2,100,000	2,404,122
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,531,350

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
IL Chicago
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,343,915
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,095,430
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Insured: NPFGC
	(c) 01/01/17	3,050,000	2,192,614
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: NPFGC
	5.000% 09/01/19	1,030,000	1,104,139
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: NPFGC
	6.250% 04/01/12	1,065,000	1,179,328
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,682,852
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,044,800
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	6,335,000	6,500,534
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: NPFGC
	5.000% 02/01/17	2,000,000	2,103,040
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: NPFGC
	5.250% 05/01/17	3,600,000	3,821,076
NH Manchester
	Series 2004,
	Insured: NPFGC
	5.500% 06/01/19	4,450,000	5,357,043
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,660,415

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,698,650
	Series 2002 E,
	Insured: NPFGC
	5.625% 08/01/15	1,000,000	1,083,210
	Series 2002 G:
	Insured: NPFGC:
	5.625% 08/01/13	2,500,000	2,742,375
	5.750% 08/01/11	14,400,000	15,624,000
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,439,880
	Series 2005,
	5.000% 08/01/20	10,000,000	10,513,100
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,208,334
	Series 2008 B-1,
	5.250% 09/01/22	7,200,000	7,681,680
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,752,777
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	613,010
OH Mason City School District
	Series 2005,
	Insured: NPFGC
	5.250% 12/01/19	2,250,000	2,582,122
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: NPFGC
	5.250% 06/15/17	1,120,000	1,196,630
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,988,850
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,109,190
PA Westmoreland County
	Series 1997,
	Insured: NPFGC
	(c) 12/01/18	1,000,000	643,990
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,612,487

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,073,699
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,782,709
TN Dickson County
	Series 2002,
	Insured: NPFGC
	5.000% 03/01/14	1,000,000	1,093,710
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	562,795
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,118,450
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,425,667
TN Overton County
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/16	1,000,000	1,086,910
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,873,808
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,086,959
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,154,460
TX Brownwood Independent School District
	Series 2005,
	Insured: NPFGC
	5.250% 02/15/17	1,310,000	1,411,853
TX Cedar Hill Independent School District
	Series 2000,
	Guarantor: PSFG
	(c) 08/15/16	1,460,000	931,276

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,803,846
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.500% 09/01/15	1,655,000	1,840,476
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,630,348
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(c) 02/15/22	2,000,000	1,132,980
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,237,040
TX Fort Bend Independent School District
	Series 2000,
	Guarantor: PSFG
	5.250% 08/15/19	1,000,000	1,020,440
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,852,605
TX Houston Independent School District
	Series 2007,
	Guarantor: PSFG
	4.500% 02/15/25	5,000,000	5,128,150
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,122,020
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,683,191
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,235,380
TX Katy Independent School District
	Series 1992,
	Guarantor: PSFG
	(c) 08/15/11	1,775,000	1,724,874
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,080,670

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,868,099
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,141,084
TX Northside Independent School District
	Series 2002 A,
	Guarantor: PSFG
	5.250% 02/15/20	800,000	850,552
TX Rio Grande City Consolidated Independent School District
	Series 2002,
	Guarantor: PSFG
	5.000% 08/15/19	1,190,000	1,249,714
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(c) 08/15/11	3,500,000	3,401,160
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,549,913
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,128,280
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,711,696
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,574,755
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,059,286
TX Williamson County
	Series 2005,
	Insured: NPFGC
	5.000% 02/15/16	1,985,000	2,212,243
WA Clark County School District No. 117
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,972,251

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(c) 12/01/16	1,000,000	780,450
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,341,572
WA Spokane County School District No. 354
	Series 1998,
	Insured: FGIC
	5.250% 12/01/11	1,600,000	1,723,712
WI Milwaukee County
	Series 2001 A:
	5.000% 10/01/12	2,500,000	2,707,025
	5.000% 10/01/13	2,500,000	2,678,025
Local General Obligations Total			283,312,666
Special Non-Property Tax — 10.1%
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,807,206
	5.000% 07/01/18	7,700,000	8,294,594
CO Department of Transportation
	Series 2002 B,
	Insured: NPFGC:
	5.500% 06/15/14	3,000,000	3,463,200
	5.500% 06/15/15	1,000,000	1,162,510
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,545,700
FL Division Bond Finance Department
	Series 1998,
	Insured: FSA
	6.000% 07/01/13	10,000,000	11,499,500
FL Hillsborough County Industrial Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,575,201
FL Hurricane Catastrophe Fund Finance Corp.
	Series 2006 A,
	5.250% 07/01/12	12,000,000	12,705,240
	Series 2008 A,
	5.000% 07/01/14	15,000,000	15,751,800

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,586,758
	5.375% 10/01/19	3,720,000	3,844,769
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,236,240
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,079,270
	Series 2003,
	Insured: NPFGC
	5.250% 10/01/19	1,080,000	1,126,354
FL Miami-Dade County Transit Sales Tax
	Series 2006,
	Insured: SYNC
	5.000% 07/01/19	5,040,000	5,230,663
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,664,721
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,097,720
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC:
	5.750% 10/01/15	2,500,000	2,632,125
	5.750% 10/01/20	1,000,000	1,013,480
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(c) 12/15/17	2,540,000	1,861,769
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	1,957,393
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,154,250
KS Wyandotte County Unified Government
	Series 2005 B:
	4.750% 12/01/16	1,665,000	1,626,622
	5.000% 12/01/20	7,500,000	7,290,900

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	15,934,315
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,419,675
MI Trunk Line
	Series 1998 A,
	5.500% 11/01/16	2,000,000	2,275,460
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,628,477
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	3,912,240
	5.500% 06/15/16	5,500,000	5,325,540
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,244,230
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	786,188
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.500% 06/15/20(f)	5,000,000	4,075,400
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,395,820
	5.250% 11/15/17	4,000,000	4,513,480
NY Nassau County Interim Finance Authority
	Series 2003 B,
	Insured: AMBAC
	5.000% 11/15/14	5,720,000	6,458,967
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,483,668
	Series 2002 A,
	5.500% 11/01/26 (14.000% 11/01/11)(g)	10,000,000	10,691,900
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,804,605
	Series 2007 C-1,
	5.000% 11/01/20	10,300,000	11,270,775
	Series 2009 A,
	5.000% 05/01/27	10,430,000	10,904,252

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
NY Urban Development Corp.
	Series 2004 A,
	Insured: NPFGC
	5.500% 03/15/20	29,450,000	34,272,437
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	506,365
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,110,600
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,292,150
	5.500% 09/01/18	1,250,000	1,332,413
TX Harris County
	Series 2004 B,
	Insured: FSA
	5.000% 08/15/32(a)	2,000,000	2,171,780
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(c) 09/01/17	2,000,000	1,271,480
	5.250% 09/01/19	1,195,000	1,217,514
	5.250% 09/01/20	1,265,000	1,284,873
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	1,913,371
Special Non-Property Tax Total			248,705,960
Special Property Tax — 1.2%
FL Ave Maria Stewardship Community Development District
	Series 2006,
	4.800% 11/01/12	1,000,000	678,550
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12(h)	2,000,000	972,360
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,200,460

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Property Tax — (continued)
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	1,865,000	1,031,998
	5.650% 05/01/22	3,000,000	1,445,880
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	4,445,000	2,836,977
	Series 2007 B-2,
	5.125% 05/01/13	2,625,000	1,725,098
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	5,591,475
FL Viera East Community Development District
	Series 2006,
	Insured: NPFGC
	5.750% 05/01/19	1,910,000	1,985,521
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	6,656,500
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	920,328
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	1,120,000	1,010,341
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,718,312
Special Property Tax Total			29,773,800
State Appropriated — 8.0%
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/15	7,500,000	8,468,625
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,004,800
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,536,645
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,093,240

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
FL Department Management Services Division
	Series 2003 A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,702,587
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,138,690
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,145,020
MI Building Authority
	Series 2003,
	Insured: FSA
	5.250% 10/15/14	10,000,000	10,772,800
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,116,380
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,782,875
NJ State Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,368,919
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,236,600
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,710,141
	Series 2006 A,
	Insured: FSA:
	5.250% 12/15/22	4,000,000	4,233,480
	5.500% 12/15/21	4,700,000	5,124,645
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(a)	1,000,000	1,070,000
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,455,592
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,404,080
	Series 1993 B,
	Insured: FSA
	5.250% 05/15/11	10,000,000	10,747,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
	Series 1995 A:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,371,350
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,457,050
	Insured: FSA
	5.625% 07/01/16	500,000	547,100
	Series 2005 A:
	Insured: AMBAC
	5.250% 05/15/18	6,000,000	6,486,120
	Insured: FGIC:
	5.500% 05/15/17	10,000,000	11,140,500
	5.500% 05/15/22	6,730,000	7,336,036
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,923,928
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,154,160
	Series 2008 B:
	5.000% 01/01/19	4,000,000	4,325,440
	5.000% 01/01/20	10,460,000	11,156,845
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	Insured: AMBAC
	5.250% 08/01/30(a)	4,240,000	4,256,621
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27(a)	4,175,000	4,239,587
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,772,000
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,687,320
	Series 2005 B,
	5.250% 08/01/16	13,995,000	16,479,952
	Series 2005,
	5.000% 08/01/16	6,285,000	7,173,448
WI State
	Series 2009 A,
	5.125% 05/01/23	14,000,000	14,842,380
State Appropriated Total			195,461,956
State General Obligations — 11.5%
CA Economic Recovery
	Series 2004 A,
	Insured: NPFGC
	5.000% 07/01/15	5,000,000	5,368,650

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State General Obligations — (continued)
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,699,500
	Series 2003,
	5.250% 11/01/18	1,000,000	1,045,090
	Series 2004,
	5.000% 02/01/20	750,000	768,870
	Series 2007,
	4.500% 08/01/26	11,500,000	10,489,495
FL Board of Education
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,297,629
	Series 2005 B,
	5.000% 01/01/14	17,395,000	19,410,733
	Series 2005 C,
	5.000% 06/01/13	11,830,000	13,229,607
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	8,066,166
FL State
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,012,210
HI State
	Series 2002 CY,
	Insured: FSA
	5.500% 02/01/12	10,000,000	11,099,900
	Series 2008 DK,
	5.000% 05/01/22	10,750,000	11,777,485
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	5,750,000	7,018,565
	Series 1998 A,
	Insured: NPFGC
	5.500% 03/01/12	1,290,000	1,430,920
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	2,080,318
	Series 2002 C,
	5.500% 11/01/17	10,000,000	11,913,700
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,733,895
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,953,100
	Series 2004 A,
	5.250% 08/01/13	11,605,000	13,314,184
	Series 2004 C,
	Insured: FSA
	5.500% 12/01/16	10,000,000	11,910,500
	Series 2007 A,
	1.225% 11/01/25(a)	10,000,000	6,950,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State General Obligations — (continued)
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,398,375
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,527,070
NJ State
	Series 2001 H,
	5.250% 07/01/14	5,000,000	5,769,900
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,520,410
	Series 2004:
	Insured: FSA
	5.375% 07/01/18	12,000,000	14,204,640
	Insured: NPFGC
	5.375% 07/01/16	10,000,000	11,822,500
	Series 2005,
	5.000% 01/01/15	5,500,000	6,312,515
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: NPFGC
	6.500% 07/01/15	4,190,000	4,560,773
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,646,451
	Series 2006 B,
	5.250% 07/01/16	5,000,000	4,986,850
SC State
	Series 2001,
	5.000% 04/01/16	5,000,000	5,325,350
TX State
	Series 2008,
	5.000% 04/01/19	11,935,000	13,592,891
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,886,400
WA State
	Series 2002,
	Insured: NPFGC
	5.000% 01/01/18	10,000,000	10,539,200
	Series 2009,
	5.000% 08/01/26	18,270,000	19,545,977
State General Obligations Total			283,209,819
TAX-BACKED TOTAL			1,091,042,573

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 7.7%
Air Transportation — 0.2%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 1997,
	5.350% 09/01/12	3,530,000	3,587,115
Air Transportation Total			3,587,115
Airports — 2.3%
CO Denver City & County
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,137,115
DC Metropolitan WA Airports Authority
	Series 2009 C,
	5.250% 10/01/25	8,920,000	9,261,190
FL Greater Orlando Aviation Authority
	Series 2003 A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,677,720
IL Chicago O’Hare International Airport
	Series 1993 C,
	Insured: NPFGC
	5.000% 01/01/11	5,640,000	5,871,071
	Series 2005,
	Insured: NPFGC
	5.250% 01/01/17	10,000,000	10,669,400
MA Port Authority
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	8,000,000	9,011,760
MO St. Louis Airport Revenue
	Series 2007,
	Insured: FSA
	5.000% 07/01/21	12,150,000	12,208,684
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	5,021,300
Airports Total			56,858,240

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Toll Facilities — 4.0%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC
	(c) 01/15/12	7,600,000	6,612,152
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(c) 09/01/12	10,000,000	8,576,200
	Series 2000,
	Insured: NPFGC
	(c) 09/01/18	1,500,000	835,080
GA Road & Tollway Authority
	Series 2009 A,
	5.000% 06/01/19	10,000,000	11,273,000
IL Toll Highway Authority
	Series 2006 A-1,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,206,080
KS Turnpike Authority
	Series 2002,
	Insured: FSA:
	5.250% 09/01/15	1,855,000	2,174,653
	5.250% 09/01/16	1,230,000	1,447,956
NJ Turnpike Authority
	Series 2000 A,
	Insured: NPFGC
	6.000% 01/01/11	2,125,000	2,259,449
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: NPFGC
	5.250% 04/01/12	2,145,000	2,355,639
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,349,145
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,446,950
NY Triborough Bridge & Tunnel Authority
	Series 2008 B-1,
	5.000% 11/15/25(a)	5,000,000	5,372,300
	Series 2008 D,
	5.000% 11/15/22	10,000,000	10,717,600
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,317,440
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,081,450
TX North Tollway Authority
	First Tier:
	Series 2008 A,
	6.000% 01/01/22	14,000,000	14,951,580
	Series 2008 E-3,
	5.750% 01/01/38(a)	8,650,000	8,930,087
Toll Facilities Total			98,906,761

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Transportation — 1.2%
FL Osceola County Transportation
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/18	1,000,000	1,032,460
IL Chicago Transit Authority
	Series 2008 A,
	5.000% 06/01/16	2,500,000	2,754,775
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,627,813
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	14,067,475
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA:
	5.000% 11/15/20	5,000,000	5,241,550
	5.000% 11/15/21	3,000,000	3,115,050
Transportation Total			28,839,123
TRANSPORTATION TOTAL			188,191,239
UTILITIES — 16.6%
Independent Power Producers — 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,323,752
Independent Power Producers Total			7,323,752
Investor Owned — 2.6%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insured: AMBAC
	4.900% 07/01/22	4,600,000	4,389,504
AZ Maricopa County Pollution Control Corp.
	Arizona Public Service Co,
	Series 2009 D,
	6.000% 05/01/29(a)	10,000,000	10,158,400
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: NPFGC
	4.375% 09/01/17	11,550,000	10,624,152

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Investor Owned — (continued)
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 2007 B,
	5.150% 09/01/25(a)	2,000,000	2,024,340
IN Finance Authority
	Indianapolis Power & Light Co.,
	Series 2009 B,
	4.900% 01/01/16	10,000,000	10,058,700
NH Business Finance Authority
	Series 2001 C,
	Insured: NPFGC
	5.450% 05/01/21	1,500,000	1,466,430
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36(a)	5,195,000	4,026,540
	Series 2003 D,
	5.400% 10/01/29(a)	6,100,000	4,086,146
TX Sabine River Authority
	TXU Energy Co., LLC:
	Series 2001 A,
	5.500% 05/01/22(a)	9,265,000	7,273,581
	Series 2001 B, AMT,
	5.750% 05/01/30(a)	2,995,000	2,321,365
WV Economic Development Authority
	Pollution Control Revenue,
	Appalachian Power,
	Series 2008 C,
	4.850% 05/01/19	6,500,000	6,574,230
Investor Owned Total			63,003,388
Joint Power Authority — 2.2%
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,948,956
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,561,374
MI Public Power Agency
	Series 2002 A,
	Insured: NPFGC
	5.250% 01/01/16	1,000,000	1,142,330
NC Eastern Municipal Power Agency
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	3,200,000	3,424,320
SC Public Service Authority
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/11	5,000,000	5,325,200

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Joint Power Authority — (continued)
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,624,449
	6.000% 10/01/16	3,000,000	3,084,840
UT Intermountain Power Agency
	Series 2007,
	5.000% 07/01/17	15,000,000	16,327,200
WA Energy Northwest Electric
	Series 2002 A,
	Insured: NPFGC
	5.500% 07/01/16	4,675,000	5,117,442
WI Sheboygan Pollution Control
	Wisconsin Power,
	Series 2008,
	Insured: FGIC
	5.000% 09/01/15	5,000,000	5,370,750
Joint Power Authority Total			54,926,861
Municipal Electric — 4.6%
CA Department of Water Resources
	Series 2002 A:
	5.500% 05/01/11	10,000,000	10,704,800
	6.000% 05/01/13	2,000,000	2,222,180
	Insured: AMBAC
	5.500% 05/01/14	6,000,000	6,524,580
	Series 2008 H,
	5.000% 05/01/21	12,500,000	13,222,375
CA Los Angeles Department of Water & Power
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/13	10,000,000	11,172,600
FL Gainesville Utilities Systems
	Series 1992 B,
	6.500% 10/01/11	3,000,000	3,337,290
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: NPFGC
	5.000% 10/01/19	1,000,000	1,041,550
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: FSA
	5.250% 10/01/15	2,235,000	2,447,012
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,093,660

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Municipal Electric — (continued)
OH American Municipal Power, Inc.
	Series 2008:
	5.250% 02/15/20	4,060,000	4,363,160
	5.250% 02/15/22	4,810,000	5,071,712
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	3,000,000	3,171,990
	Series 2002 KK,
	Insured: FSA
	5.500% 07/01/15	10,000,000	10,826,800
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,425,550
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,265,920
	Series 2002,
	Insured: FSA
	5.500% 11/15/12	2,410,000	2,718,167
	Subordinated Lien,
	Series 1998,
	Insured: NPFGC
	5.250% 05/15/18	1,100,000	1,204,390
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,853,275
	Series 2005,
	5.000% 02/01/18	10,000,000	10,880,200
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	11,069,405
Municipal Electric Total			111,616,616
Water & Sewer — 6.9%
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,823,148
CA Department of Water Resources
	Series 2002 X,
	5.500% 12/01/15	990,000	1,173,952
CA Fresno Sewer Revenue
	Series 1993 A-1,
	Insured: AMBAC
	5.250% 09/01/19	5,000,000	5,481,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	3,000,000	3,259,530
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,159,400
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,090,610
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,228,946
FL Holly Hill Water & Sewer
	Series 2002,
	Insured: NPFGC
	5.000% 10/01/15	745,000	796,807
FL Hollywood Water & Sewer
	Series 2003,
	Insured: FSA
	5.000% 10/01/17	1,070,000	1,133,376
FL Miami-Dade County Florida Water & Sewer
	Series 2008 B,
	Insured: FSA
	5.250% 10/01/21	20,000,000	21,798,000
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,445,000	2,458,007
FL Municipal Loan Council
	Series 2002 B,
	Insured: NPFGC
	5.375% 08/01/16	1,485,000	1,555,151
FL Sarasota County Utilities Systems
	Series 2002 C,
	Insured: FGIC
	5.250% 10/01/16	1,000,000	1,082,460
FL Sebring Water & Wastewater
	Series 2002,
	Insured: FGIC
	5.250% 01/01/14	1,030,000	1,110,258
FL Tallahassee Consolidated Utility System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,513,234
	5.500% 10/01/17	1,900,000	2,163,454
	5.500% 10/01/18	1,000,000	1,131,570

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,695,060
FL Tohopekaliga Water Utilities Authority
	Series 2003 B,
	Insured: FSA
	5.250% 10/01/17	1,110,000	1,230,824
FL Winter Park Water & Sewer
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,542,999
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	15,623,956
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2009:
	5.000% 05/15/21	7,445,000	7,908,749
	5.000% 05/15/22	7,825,000	8,234,091
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,179,370
MI Sewage Disposal Revenue
	Series 2003 A,
	Insured: FSA
	5.000% 07/01/14	2,820,000	2,924,312
NY Municipal Water Finance Authority
	Series 2002,
	Insured: FSA
	5.375% 06/15/16	10,000,000	10,967,200
	Series 2009 EE
	5.000% 06/15/17	10,000,000	11,359,700
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,049,840
OH Hamilton County Sewer System
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/15	5,535,000	6,260,694
PA Allegheny County
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/17	265,000	283,198

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,332,572
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.000% 07/15/14	1,000,000	1,078,470
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,101,340
TX Dallas Waterworks & Sewer Systems
	Series 2003,
	Insured: FSA
	5.375% 10/01/12	10,000,000	11,320,000
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,174,850
TX Houston Water & Sewer System
	Junior Lien,
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,112,987
	Series 1991 C,
	Insured: AMBAC
	(c) 12/01/11	4,000,000	3,840,800
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,254,308
TX North Harris County Regional Water Authority
	Series 2008,
	5.250% 12/15/20	4,415,000	4,747,494
TX Nueces River Authority
	Series 2005,
	Insured: FSA
	5.000% 07/15/15	1,000,000	1,118,270
TX San Antonio
	Series 2005,
	Insured: NPFGC
	5.000% 05/15/14	1,000,000	1,130,750

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
TX Trinity River Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 02/01/17	1,000,000	1,090,150
	5.000% 02/01/18	1,000,000	1,075,000
Water & Sewer Total			170,595,887
UTILITIES TOTAL			407,466,504

	Total Municipal Bonds (cost of $2,385,058,729)		2,417,804,266

		Shares
Investment Companies — 2.5%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (i)(j)	32,466,344	32,466,344
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.300%)	28,375,070	28,375,070

	Total Investment Companies (cost of $60,841,414)		60,841,414

	Total Investments — 100.8% (cost of $2,445,900,143)(k)(l)		2,478,645,680

	Other Assets & Liabilities, Net — (0.8)%		(20,127,816)

	Net Assets — 100.0%		2,458,517,864

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$73,900,736	$—	$73,900,736
Health Care	—	231,908,568	—	231,908,568
Housing	—	21,141,154	—	21,141,154
Industrials	—	35,435,439	—	35,435,439
Other	—	345,428,595	—	345,428,595
Other Revenue	—	10,325,598	—	10,325,598
Resource Recovery	—	12,963,860	—	12,963,860
Tax-Backed	—	1,091,042,573	—	1,091,042,573
Transportation	—	188,191,239	—	188,191,239
Utilities	—	407,466,504	—	407,466,504
Total Municipal Bonds	—	2,417,804,266	—	2,417,804,266
Investment Companies	60,841,414	—	—	60,841,414
Total Investments	$60,841,414	$2,417,804,266	$—	$2,478,645,680

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	Security purchased on a delayed delivery basis.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities, which are not illiquid except for the following, amounted to $10,080,257, which represents 0.4% of net assets.

	Security	Acquisition Date	Par	Cost	Value
	FL Seminole Indian Tribe Series 2007 A, 5.750% 10/01/22	09/27/07	$2,000,000	$2,065,688	$1,868,500

(g)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At July 31, 2009, the value of this security amounted to $972,360, which represents less than 0.1% of net assets.
(i)	Investments in affiliates during the nine month period ended July 31, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%)

	Shares as of 10/31/08:			—
	Shares purchased:			209,463,445
	Shares sold:			(176,997,101)
	Shares as of 07/31/09:			32,466,344
	Net realized gain/loss:			$—
	Dividend income earned:			$103,280
	Value at end of period:			$32,466,344

(j)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(k)	Cost for federal income tax purposes is $2,445,900,140.
(l)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Appreciation
	$98,460,497	$(65,714,957)		$32,745,540

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
SYNC	Syncora Guarantee, Inc.

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.4%
EDUCATION — 15.3%
Education — 13.9%
MA College Building Authority Project Revenue
	Series 2004 A,
	Insured: NPFGC
	5.000% 05/01/16	530,000	566,162
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,571,884
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,460,808
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,467,825
	5.000% 01/01/23	1,000,000	973,280
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	203,142
	Mount Holyoke College:
	Series 2001,
	5.500% 07/01/13	1,355,000	1,463,441
	Series 2008,
	5.000% 07/01/23	1,285,000	1,365,171
	Wheelock College,
	Series 2007 C,
	5.000% 10/01/17	1,190,000	1,120,552
	Worcester Polytechnic Institute,
	Series 2007,
	Insured: NPFGC
	5.000% 09/01/22	1,710,000	1,754,169
MA Health & Educational Facilities Authority
	Boston College:
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,107,000
	Series 2008,
	5.500% 06/01/24	3,000,000	3,409,320
	Brandeis University,
	Series 1999 J,
	Insured: NPFGC
	5.000% 10/01/26	1,000,000	1,008,920
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,070,660
	Series 2001 DD,
	5.000% 07/15/35	2,500,000	2,524,950

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Education — (continued)
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,125,250
	5.375% 07/01/17	2,275,000	2,730,341
	5.500% 07/01/22	1,000,000	1,216,850
	Series 2004 M,
	5.250% 07/01/19	610,000	727,535
	Northeastern University,
	Series 1998 G,
	Insured: NPFGC
	5.500% 10/01/12	1,110,000	1,222,565
	Simmons College,
	Series 2008 I,
	6.750% 10/01/18	1,365,000	1,466,092
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,015,760
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,767,585
	Series 2008:
	5.000% 08/15/14	1,250,000	1,425,225
	5.000% 08/15/17	1,145,000	1,308,804
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	672,665
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,911,877
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: NPFGC
	5.500% 02/15/13	1,830,000	2,072,896
MA University of Massachusetts Building Authority
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	551,835
	Series 2008,
	Insured: FSA
	5.000% 05/01/21	1,510,000	1,628,218
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: NPFGC
	5.250% 10/01/12	2,000,000	2,020,980
Education Total			47,931,762
Prep School — 0.2%
MA Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	528,935
Prep School Total			528,935

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Student Loan — 1.2%
MA Educational Financing Authority
	Series 2009 I,
	5.125% 01/01/18	4,000,000	4,083,440
Student Loan Total			4,083,440
EDUCATION TOTAL			52,544,137
HEALTH CARE — 7.6%
Continuing Care Retirement — 0.5%
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007:
	5.000% 10/01/17	1,540,000	1,292,014
	5.000% 10/01/18	515,000	422,331
Continuing Care Retirement Total			1,714,345
Hospitals — 6.8%
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	941,487
	Boston Medical Center,
	Series 1998 A,
	Insured: NPFGC
	5.250% 07/01/15	2,500,000	2,502,975
	Caregroup, Inc.:
	Series 2004 D,
	Insured: NPFGC
	5.250% 07/01/22	1,000,000	964,510
	Series 2008 E-2,
	5.375% 07/01/19	3,000,000	3,041,220
	Milford Regional Medical Center Issue,
	Series 2007 E:
	5.000% 07/15/17	1,050,000	893,676
	5.000% 07/15/22	2,500,000	1,959,600
	Partners Healthcare Systems, Inc.:
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,728,795
	Series 2001 C,
	5.750% 07/01/21	750,000	772,980
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,192,691
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,116,800
	Series 2007,
	5.000% 07/01/18	1,950,000	2,072,986
	UMass Memorial Health Care, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,013,740
Hospitals Total			23,201,460

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Intermediate Care Facilities — 0.3%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/20	1,355,000	1,157,874
Intermediate Care Facilities Total			1,157,874
HEALTH CARE TOTAL			26,073,679
HOUSING — 1.1%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
	First Mortgage VOA Concord Assisted Living, Inc.,
	Series 2007:
	5.000% 11/01/17	825,000	663,449
	5.125% 11/01/27	1,500,000	1,010,745
Assisted Living/Senior Total			1,674,194
Single-Family — 0.6%
MA Housing Finance Agency
	Series 2009 143
	5.000% 12/01/24	2,000,000	2,021,560
Single-Family Total			2,021,560
HOUSING TOTAL			3,695,754
OTHER — 17.5%
Other — 1.0%
MA Boston Housing Authority Capital Program
	Series 2008,
	Insured: FSA
	5.000% 04/01/20	2,135,000	2,330,801
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,056,170
Other Total			3,386,971
Pool/Bond Bank — 5.0%
MA Water Pollution Abatement Revenue
	Series 1995 A,
	5.400% 08/01/11	25,000	25,096
	Series 1999 5,
	5.750% 08/01/16	95,000	96,324
	Series 2002,
	5.000% 08/01/11	1,000,000	1,084,150
	Series 2004 A,
	5.250% 08/01/15	3,000,000	3,531,600
	Series 2005 11,
	5.250% 08/01/19	4,465,000	5,298,526

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Pool/Bond Bank — (continued)
	Series 2006,
	5.250% 08/01/20	3,000,000	3,556,380
	Series 2009,
	5.000% 08/01/24	3,100,000	3,428,290
Pool/Bond Bank Total			17,020,366
Refunded/Escrowed(a) — 11.5%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/18	915,000	959,570
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 05/01/28	4,000,000	1,634,640
MA Commonwealth
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured FSA
	5.250% 01/01/18	4,000,000	4,490,600
	Series 2004 B,
	Pre-refunded 08/01/14,
	5.000% 08/01/22	2,000,000	2,275,960
MA Consolidated Loan
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,292,620
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,095,900
	Higher Education,
	Smith College,
	Series 2000,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,110,460
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,198,420
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	600,000	673,020
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,159,719
	5.000% 10/01/17	510,000	582,716

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(a) — (continued)
	University of Massachusetts:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,069,930
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: NPFGC
	5.250% 10/01/13	1,475,000	1,665,953
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	275,000	297,910
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10:
	Insured: NPFGC:
	5.375% 06/15/33	2,500,000	2,608,050
	5.750% 06/15/14	2,000,000	2,092,960
	5.750% 06/15/15	2,000,000	2,092,960
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,117,903
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,244,464
MA Springfield
	Municipal Purpose Loan,
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: NPFGC
	5.250% 01/15/15	1,500,000	1,701,315
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	205,000	218,756
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,308,800
MA Water Pollution Abatement Revenue
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	830,000	881,228
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	246,028

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(a) — (continued)
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	269,965
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	1,220,000	1,290,675
	Series 2000 D,
	Escrowed to Maturity,
	Insured: NPFGC
	5.500% 08/01/10	1,000,000	1,049,610
Refunded/Escrowed Total			39,630,132
OTHER TOTAL			60,037,469
TAX-BACKED — 40.4%
Local General Obligations — 11.0%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,714,317
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,233,472
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,609,600
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,140,280
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	1,981,771
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: NPFGC
	5.125% 06/15/14	2,305,000	2,548,085
MA Everett
	Series 2000,
	Insured: NPFGC
	6.000% 12/15/11	2,015,000	2,231,330
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,543,917
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,123,590

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
MA Lawrence
	Series 2006,
	Insured: FSA
	5.000% 02/01/18	1,500,000	1,709,880
MA Lowell
	Series 2002,
	Insured: AMBAC:
	5.000% 08/01/10	1,000,000	1,035,530
	5.000% 02/01/13	1,215,000	1,306,562
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,083,110
MA Pittsfield
	Series 2002,
	Insured: NPFGC
	5.000% 04/15/11	1,000,000	1,066,700
MA Plymouth
	Series 2000,
	Insured: NPFGC
	5.000% 10/15/18	1,725,000	1,800,107
MA Sandwich
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/18	1,575,000	1,705,835
MA Springfield
	Series 2007,
	Insured: FSA
	4.500% 08/01/21	2,000,000	2,110,000
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,098,390
MA Westfield
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/18	500,000	530,835
MA Worcester
	Series 2004 A,
	Insured: NPFGC
	5.250% 08/15/13	2,810,000	3,120,730
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	245,000	245,223
Local General Obligations Total			37,939,264

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — 10.8%
MA Bay Transportation Authority
	Series 2000 A:
	5.750% 07/01/14	85,000	88,410
	5.750% 07/01/18	85,000	88,410
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,079,920
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,422,350
	5.250% 07/01/17	1,000,000	1,172,860
	5.250% 07/01/19	625,000	733,119
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,172,300
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/23	2,890,000	3,408,524
	Series 2005,
	5.000% 07/01/20	2,500,000	2,874,500
	Series 2006 A,
	5.250% 07/01/22	3,500,000	4,056,850
	Series 2008 B,
	5.000% 07/01/23	910,000	1,027,681
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,569,780
MA School Building Authority Dedicated Sales Tax Revenue
	Series 2007 A,
	Insured: AMBAC:
	5.000% 08/15/18	5,000,000	5,582,750
	5.000% 08/15/19	2,000,000	2,205,360
MA Special Obligation & Revenue
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,144,020
	Series 2002 A,
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,556,115
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	813,128
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	3,000,000	3,076,350
Special Non-Property Tax Total			37,072,427

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Other — 1.5%
MA Boston Special Obligation
	Boston Medical Center,
	Series 2002,
	Insured: NPFGC
	5.000% 08/01/14	5,000,000	5,194,400
Other Total			5,194,400
State Appropriated — 1.2%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,155,124
	6.000% 08/01/17	540,000	620,087
	6.000% 08/01/21	1,750,000	1,963,518
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30(c)	500,000	501,960
State Appropriated Total			4,240,689
State General Obligations — 15.9%
MA State
	Series 2002 C:
	5.500% 11/01/15	3,000,000	3,555,030
	5.500% 11/01/17	1,500,000	1,787,055
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,164,405
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,953,100
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,964,750
	Insured: FSA
	5.500% 10/01/19	3,500,000	4,175,325
	Insured: NPFGC
	5.500% 10/01/20	2,500,000	2,981,725
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,503,700
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,878,350
	Insured: NPFGC
	5.500% 12/01/19	3,795,000	4,531,116
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/22	4,000,000	4,638,320
	Series 2008 A:
	5.000% 09/01/15	3,000,000	3,467,100
	5.000% 08/01/16	2,000,000	2,314,820

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
PR Commonwealth of Puerto Rico
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,722,105
State General Obligations Total			54,636,901
TAX-BACKED TOTAL			139,086,681
TRANSPORTATION — 4.7%
Airports — 2.5%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,707,675
	5.000% 07/01/22	3,500,000	3,673,390
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	3,000,000	3,379,410
Airports Total			8,760,475
Toll Facilities — 0.9%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series 1997 A,
	Insured: NPFGC
	5.000% 01/01/37	2,000,000	1,676,180
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,352,940
Toll Facilities Total			3,029,120
Transportation — 1.3%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	3,389,760
MA Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	975,000	1,054,784
Transportation Total			4,444,544
TRANSPORTATION TOTAL			16,234,139
UTILITIES — 9.8%
Investor Owned — 0.9%
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2009
	5.750% 12/01/42(c)	3,000,000	3,089,280
Investor Owned Total			3,089,280
Joint Power Authority — 0.8%
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: NPFGC
	5.000% 07/01/11	2,500,000	2,615,475
Joint Power Authority Total			2,615,475

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Municipal Electric — 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	1,000,000	1,057,330
	Series 2002 LL,
	5.500% 07/01/17	2,400,000	2,522,376
Municipal Electric Total			3,579,706
Water & Sewer — 7.1%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	780,000	828,126
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,373,966
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/14	2,870,000	3,327,708
	5.250% 08/01/15	3,000,000	3,498,090
	5.250% 08/01/18	1,000,000	1,168,580
	Series 2005 A,
	Insured: NPFGC
	5.250% 08/01/17	6,000,000	6,958,500
	Series 2007 B,
	Insured: FSA
	5.250% 08/01/23	5,500,000	6,220,775
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue
	Refunding Senior Lien,
	Series 2008 A,
	Insured: AGO
	5.000% 07/01/16	1,000,000	1,055,540
Water & Sewer Total			24,431,285
UTILITIES TOTAL			33,715,746

	Total Municipal Bonds (cost of $318,461,270)		331,387,605

		Shares
Investment Companies — 2.5%
	Columbia Massachusetts Municipal Reserves, Retail A Shares (7 day yield of 0.110%) (d)(e)	5,166,018	5,166,018
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.160%)	3,276,945	3,276,945

	Total Investment Companies (cost of $8,442,963)		8,442,963

12

		Par ($)	Value ($)
Short-Term Obligation — 0.1%
VARIABLE RATE DEMAND NOTE(c) — 0.1%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	0.250% 11/01/49	500,000	500,000
	VARIABLE RATE DEMAND NOTE TOTAL		500,000

	Total Short-Term Obligation (cost of $500,000)		500,000

	Total Investments — 99.0% (cost of $327,404,233)(f)(g)		340,330,568

	Other Assets & Liabilities, Net — 1.0%		3,426,766

	Net Assets — 100.0%		343,757,334

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

13

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	TOTAL
Municipal Bonds
Education	$—	$52,544,137	$—	$52,544,137
Health Care	—	26,073,679	—	26,073,679
Housing	—	3,695,754	—	3,695,754
Other	—	60,037,469	—	60,037,469
Tax-Backed	—	139,086,681	—	139,086,681
Transportation	—	16,234,139	—	16,234,139
Utilities	—	33,715,746	—	33,715,746
Total Municipal Bonds	—	331,387,605	—	331,387,605
Investment Companies	8,442,963	—	—	8,442,963
Short-Term Obligation	—	500,000	—	500,000
Total Investments	$8,442,963	$331,887,605	$—	$340,330,568

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.
(d)	Investments in affiliates during the nine month period ended July 31, 2009:

	Security name: Columbia Massachusetts Municipal Reserves, Retail A Shares (7 day yield of 0.110%)

	Shares as of 10/31/08:	—
	Shares purchased:	33,103,733
	Shares sold:	(27,937,715)
	Shares as of 07/31/09:	5,166,018
	Net realized gain/loss:	$—
	Dividend income earned:	$9,191
	Value at end of period:	$5,166,018

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(f)	Cost for federal income tax purposes is $327,350,962.
(g)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

14

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,304,551	$(3,324,945)	$12,979,606

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.

15

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.9%
EDUCATION — 25.0%
Education — 20.1%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,135,651
MA Development Finance Agency
	Boston College Trustees,
	Series 2009 Q1,
	5.000% 07/01/29	1,000,000	1,033,140
	Boston University:
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,029,760
	Series 2005 T-1,
	Insured: AMBAC
	5.000% 10/01/39	2,000,000	1,806,740
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	2,000,000	2,147,980
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,433,200
MA Health & Educational Facilities Authority
	Boston College:
	Series 2008,
	5.500% 06/01/35	2,500,000	2,726,025
	Series 2009,
	5.500% 11/15/36	1,000,000	1,075,170
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,426,220
	Massachusetts Institute of Technology,
	Series 2002 K:
	5.375% 07/01/17	3,000,000	3,600,450
	5.500% 07/01/32	1,500,000	1,736,625
	Tufts University:
	Series 2002 J,
	5.500% 08/15/18	1,000,000	1,176,270
	Series 2008,
	5.375% 08/15/38	1,000,000	1,043,240
	Series 2009 M,
	5.250% 02/15/26	1,250,000	1,400,563
Education Total			26,771,034
Prep School — 2.4%
MA Development Finance Agency
	Dexter School,
	Series 2007,
	4.500% 05/01/26	1,600,000	1,480,720
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	879,080

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Prep School — (continued)
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	869,560
Prep School Total			3,229,360
Student Loan — 2.5%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,374,572
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	1,000,000	1,001,220
	Series 2009 I,
	6.000% 01/01/28	1,000,000	1,011,520
Student Loan Total			3,387,312
EDUCATION TOTAL			33,387,706
HEALTH CARE — 9.8%
Continuing Care Retirement — 2.1%
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/42	3,000,000	1,845,570
	Loomis House, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	915,870
Continuing Care Retirement Total			2,761,440
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,200,000	867,780
Health Services Total			867,780
Hospitals — 4.5%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,021,170
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	791,770
	Tri-County Medical Associates, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,239,180

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2,
	(a) 08/01/10	3,000,000	2,967,240
Hospitals Total			6,019,360
Intermediate Care Facilities — 1.0%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	545,588
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	825,000	736,172
Intermediate Care Facilities Total			1,281,760
Nursing Homes — 1.6%
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	795,000	818,262
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23 (b)	1,885,000	1,319,500
Nursing Homes Total			2,137,762
HEALTH CARE TOTAL			13,068,102
HOUSING — 3.1%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,145,000	695,187
Assisted Living/Senior Total			695,187
Multi-Family — 1.1%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	1,500,000	1,465,155
Multi-Family Total			1,465,155
Single-Family — 1.5%
MA Housing Finance Agency
	Series 2009,
	5.600% 12/01/34	2,000,000	2,034,620
Single-Family Total			2,034,620
HOUSING TOTAL			4,194,962

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 22.8%
Other — 2.8%
MA Development Finance Agency
	WGBH Educational Foundation:
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	1,994,060
	Series 2008 A,
	Insured: AGO
	4.500% 01/01/39	2,000,000	1,776,420
Other Total			3,770,480
Pool/Bond Bank — 5.8%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,999,942
	Series 2002-8,
	5.000% 08/01/17	20,000	21,819
	Series 2005-11,
	4.750% 08/01/23	25,000	26,391
	Series 2006:
	5.250% 08/01/24	1,000,000	1,150,990
	5.250% 08/01/27	1,000,000	1,145,390
	5.250% 08/01/30	1,000,000	1,112,800
	Series 2009,
	5.000% 08/01/38	1,200,000	1,225,584
Pool/Bond Bank Total			7,682,916
Refunded/Escrowed(c) — 14.2%
MA College Building Authority
	Series 1999 A,
	Insured: NPFGC,
	Escrowed to Maturity:
	(a) 05/01/18	7,760,000	5,690,796
	(a) 05/01/23	6,000,000	3,306,900
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	905,000	1,015,138
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	Pre-refunded 01/01/12,
	6.000% 07/01/31	210,000	237,220
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	2,000,000	2,292,440
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	2,100,000	2,573,067

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(c) — (continued)
	Series 1993 C,
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	692,332
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	Escrowed to Maturity,
	5.500% 07/01/14	5,000	5,869
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity
	5.375% 06/01/19	2,190,000	2,531,596
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	550,000	656,717
Refunded/Escrowed Total			19,002,075
OTHER TOTAL			30,455,471
OTHER REVENUE — 1.1%
Hotels — 1.1%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,220,000	1,413,851
Hotels Total			1,413,851
OTHER REVENUE TOTAL			1,413,851
TAX-BACKED — 18.6%
Local General Obligations — 1.2%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,589,578
Local General Obligations Total			1,589,578
Special Non-Property Tax — 9.0%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,747,575
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/27	1,000,000	1,165,260
	Series 2006 A,
	5.250% 07/01/31	2,880,000	3,161,894
	Series 2008 B,
	5.250% 07/01/27	710,000	807,043
MA Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,580,775

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,500,000	1,538,175
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	966,080
Special Non-Property Tax Total			11,966,802
State General Obligations — 8.4%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	1,500,000	1,830,930
	Series 1992 B,
	Insured: NPFGC
	6.200% 03/01/16	3,725,000	4,295,260
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,460,612
MA State
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	536,828
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,159,380
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 1998,
	5.250% 07/01/18	1,000,000	966,800
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	955,350
State General Obligations Total			11,205,160
TAX-BACKED TOTAL			24,761,540
TRANSPORTATION — 4.6%
Air Transportation — 1.3%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC
	5.000% 07/01/32	2,000,000	1,680,420
Air Transportation Total			1,680,420

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (CONTINUED)
Airports — 2.5%
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	2,000,000	2,002,820
	Series 2007 A,
	Insured: FSA
	4.500% 07/01/37	1,500,000	1,367,565
Airports Total			3,370,385
Toll Facilities — 0.8%
MA Turnpike Authority
	Series 1997 C,
	Insured: NPFGC
	(a) 01/01/20	2,000,000	1,108,080
Toll Facilities Total			1,108,080
TRANSPORTATION TOTAL			6,158,885
UTILITIES — 11.9%
Municipal Electric — 1.8%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,012,380
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: NPFGC
	5.250% 07/01/29	1,000,000	961,730
	Series 2008 WW,
	5.000% 07/01/28	500,000	460,865
Municipal Electric Total			2,434,975
Water & Sewer — 10.1%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	855,000	929,779
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,405,785
	Series 2009 A,
	5.000% 11/01/28	1,250,000	1,327,200
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	442,989
	Insured: NPFGC
	5.250% 12/01/15	1,070,000	1,215,381

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,168,840
	5.500% 08/01/21	2,500,000	2,993,300
Water & Sewer Total			13,483,274
UTILITIES TOTAL			15,918,249

	Total Municipal Bonds (cost of $126,620,566)		129,358,766

		Shares
Investment Companies — 1.8%
	Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.190%) (d)(e)	1,471,000	1,471,000
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.160%)	1,006,635	1,006,635

	Total Investment Companies (cost of $2,477,635)		2,477,635

		Par ($)
Short-Term Obligation — 0.4%
VARIABLE RATE DEMAND NOTE(f) — 0.4%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	0.250% 11/01/49	500,000	500,000

	Total Short-Term Obligation (cost of $500,000)		500,000

	Total Investments — 99.1% (cost of $129,598,201)(g)(h)		132,336,401

	Other Assets & Liabilities, Net — 0.9%		1,210,405

	Net Assets — 100.0%		133,546,806

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$33,387,706	$—	$33,387,706
Health Care	—	11,748,602	1,319,500	13,068,102
Housing	—	4,194,962	—	4,194,962
Other	—	30,455,471	—	30,455,471
Other Revenue	—	1,413,851	—	1,413,851
Tax-Backed	—	24,761,540	—	24,761,540
Transportation	—	6,158,885	—	6,158,885
Utilities	—	15,918,249	—	15,918,249
Total Municipal Bonds	—	128,039,266	1,319,500	129,358,766
Investment Companies	2,477,635	—	—	2,477,635
Short-Term Obligation	—	500,000	—	500,000
Total Investments	$2,477,635	$128,539,266	$1,319,500	$132,336,401

9

The following table reconciles asset balances for the nine months ended July 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009
Municipal Bonds
Health Care	$—	$—	$—	$(216,630)	$—	$(70,000)	$1,606,130	$—	$1,319,500

	$—	$—	$—	$(216,630)	$—	$(70,000)	$1,606,130	$—	$1,319,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

	The change in unrealized depreciation attributable to securities owned at July 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $216,630.

(a)	Zero coupon bond.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $1,319,500, which represents 1.0% of net assets.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Investments in affiliates during the nine month period ended July 31, 2009:

	Security name: Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.190%).

	Shares as of 10/31/08:	—
	Shares purchased:	20,584,056
	Shares sold:	(19,113,056)
	Shares as of 07/31/09:	1,471,000
	Net realized gain/loss:	$—
	Dividend income earned:	$8,671
	Value at end of period:	$1,471,000

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)

This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of July 31, 2009.

(g)	Cost for federal income tax purposes is $129,319,480.

(h)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,754,289	$(5,737,368)	$3,016,921

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 93.4%
EDUCATION — 4.7%
Education — 4.7%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,078,420
	Georgian Court University,
	Series 2007 D,
	5.250% 07/01/27	500,000	469,850
	Kean University,
	Series 2009 A,
	4.000% 09/01/15	500,000	515,795
	Montclair State University,
	Series 2009,
	5.000% 07/01/19	455,000	484,261
	Rowan University,
	Series 2008 B,
	Insured: AGO
	5.000% 07/01/23	750,000	814,553
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	211,654
Education Total			3,574,533
EDUCATION TOTAL			3,574,533
HEALTH CARE — 5.1%
Continuing Care Retirement — 1.2%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	675,000	527,580
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	367,576
Continuing Care Retirement Total			895,156
Hospitals — 3.9%
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	538,349
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: NPFGC
	5.000% 01/01/18	500,000	488,570
	Series 2000:
	5.700% 01/01/11	500,000	509,645
	5.875% 01/01/15	500,000	507,780
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	503,760
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.000% 07/01/18	500,000	448,570
Hospitals Total			2,996,674
HEALTH CARE TOTAL			3,891,830

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 2.3%
Multi-Family — 1.6%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17	165,000	166,916
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	135,965
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	487,575
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	400,000	435,064
Multi-Family Total			1,225,520
Single-Family — 0.7%
NJ Housing & Mortgage Finance Agency
	Series 2008,
	6.375% 10/01/28	500,000	541,795
Single-Family Total			541,795
HOUSING TOTAL			1,767,315
INDUSTRIALS — 0.4%
Oil & Gas — 0.4%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	300,000	276,258
Oil & Gas Total			276,258
INDUSTRIALS TOTAL			276,258
OTHER — 17.2%
Pool/Bond Bank — 0.7%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	506,560
Pool/Bond Bank Total			506,560

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(a) — 15.4%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: NPFGC
	7.375% 07/01/10	65,000	68,367
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 01/01/12	385,000	402,479
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,276,290
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	257,640
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	216,982
NJ Educational Facilities Authority
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	260,870
	Stevens Institute of Technology,
	Series 2002 C,
	Escrowed to Maturity
	5.000% 07/01/10	1,120,000	1,166,133
	William Paterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	522,310
NJ Environmental Infrastructure Trust
	Series 2000 A,
	Pre-refunded 09/01/10,
	5.250% 09/01/20	500,000	530,820
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	526,925
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,219,280

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(a) — (continued)
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	309,612
NJ Monmouth County Improvement Authority
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: AMBAC
	5.000% 12/01/12	390,000	412,967
NJ Sports & Exposition Authority
	Series 2000 C,
	Escrowed to Maturity,
	5.000% 03/01/11	305,000	325,648
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	576,425
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,124,600
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	5.750% 06/15/15	1,000,000	1,208,120
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: NPFGC
	5.750% 01/01/19	295,000	301,599
NJ Vernon Township Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	305,118
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	421,756
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: NPFGC
	5.625% 10/01/29	250,000	254,705
Refunded/Escrowed Total			11,688,646

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Tobacco — 1.1%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	385,000	329,033
	4.625% 06/01/26	750,000	517,470
Tobacco Total			846,503
OTHER TOTAL			13,041,709
OTHER REVENUE — 0.6%
Hotels — 0.6%
NJ Middlesex County Improvement Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	442,504
Hotels Total			442,504
OTHER REVENUE TOTAL			442,504
TAX-BACKED — 47.5%
Local Appropriated — 6.0%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,157,940
	Series 2009 A,
	4.000% 08/15/13	750,000	826,560
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,163,461
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: FSA
	(b) 02/01/18	1,000,000	715,410
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: NPFGC
	5.500% 08/01/17	250,000	268,742
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: FSA
	5.450% 07/15/13	305,000	305,952
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	113,704
Local Appropriated Total			4,551,769
Local General Obligations — 18.5%
NJ Atlantic County
	Series 2009,
	5.000% 02/01/18	500,000	569,630

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
NJ Atlantic City
	Series 2008,
	5.500% 02/15/18	500,000	558,235
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: NPFGC
	4.500% 01/15/20	500,000	536,865
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	543,655
NJ Essex County Improvement Authority
	Series 2004,
	Insured: NPFGC
	5.500% 10/01/26	750,000	820,102
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	468,084
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,378,014
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: FSA:
	5.000% 01/15/13	165,000	165,479
	5.000% 01/15/14	250,000	250,725
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,604,217
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	250,660
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: NPFGC
	5.000% 08/01/12	500,000	537,365
	Series 1998,
	5.000% 10/01/09	500,000	503,955
NJ Newark Housing Authority
	Series 2009,
	Insured: AGO
	4.500% 12/01/18	600,000	590,226

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,764,585
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,418,550
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA:
	5.250% 01/01/26	1,330,000	1,502,860
	5.250% 01/01/28	500,000	557,950
Local General Obligations Total			14,021,157
Special Non-Property Tax — 6.1%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	2,198,940
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	641,415
	Series 2004,
	Insured: NPFGC
	(b) 07/01/21	1,255,000	709,803
	5.250% 07/01/17	1,000,000	1,069,060
Special Non-Property Tax Total			4,619,218
Special Property Tax — 0.4%
NJ Economic Development Authority
	Series 2007,
	5.125% 06/15/27	400,000	327,324
Special Property Tax Total			327,324
State Appropriated — 16.5%
NJ Economic Development Authority
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	548,350
	Series 2005 A,
	Insured: FSA
	5.000% 03/01/19	2,000,000	2,156,200
	Series 2009,
	5.250% 12/15/20	1,000,000	1,089,490
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,948,232

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
NJ Health Care Facilities Financing Authority
	Series 2005,
	Insured: AMBAC
	5.000% 09/15/13	970,000	1,016,327
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	195,000	206,162
NJ State Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,095,750
NJ State
	Certificates of Participation:
	Series 2008 A,
	5.000% 06/15/21	250,000	257,903
	Series 2009 A,
	5.000% 06/15/17	1,000,000	1,082,780
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	441,484
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,138,080
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,059,090
	Series 2006 C,
	Insured: AMBAC
	(b) 12/15/24	1,000,000	420,980
State Appropriated Total			12,460,828
TAX-BACKED TOTAL			35,980,296
TRANSPORTATION — 3.3%
Ports — 1.4%
NY Port Authority of New York & New Jersey
	Series 2009,
	4.750% 09/01/26	1,000,000	1,032,620
Ports Total			1,032,620
Toll Facilities — 1.9%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(c) 01/01/35
	(5.150% 01/01/15)	500,000	358,850
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,066,460
Toll Facilities Total			1,425,310
TRANSPORTATION TOTAL			2,457,930

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 12.3%
Municipal Electric — 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	750,000	768,023
Municipal Electric Total			768,023
Water & Sewer — 11.3%
NJ Bergen County Improvement Authority
	Series 2008,
	5.000% 12/15/26	500,000	539,335
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,190,900
NJ Essex County Utilities Authority
	Series 2009,
	Insured: AGO
	5.000% 04/01/20	1,000,000	1,073,660
NJ Jersey City Municipal Utilities Authority
	Series 2007,
	Insured: FGIC
	5.250% 01/01/19	1,000,000	997,010
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: NPFGC
	5.125% 08/01/17	600,000	601,056
NJ North Jersey District Water Supply Commission
	Series 1997 A,
	Insured: NPFGC
	5.000% 11/15/10	500,000	503,450
NJ Ocean County Utilities Authority
	Wastewater Revenue:
	Series 2001,
	5.250% 01/01/18	1,000,000	1,055,640
	Series 2006,
	Insured: NPFGC
	4.000% 01/01/15	990,000	1,080,516
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: NPFGC
	(b) 09/01/25	1,000,000	422,060

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
NJ Southeast Morris County Municipal Utilities Authority
	Series 2001,
	Insured: NPFGC
	5.000% 01/01/10	1,055,000	1,074,728
Water & Sewer Total			8,538,355
UTILITIES TOTAL			9,306,378

	Total Municipal Bonds (cost of $69,086,879)		70,738,753

		Shares
Investment Companies — 5.8%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (d)(e)	2,343,365	2,343,365
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.300%)	2,031,164	2,031,164

	Total Investment Companies (cost of $4,374,529)		4,374,529

	Total Investments — 99.2% (cost of $73,461,408)(f)(g)		75,113,282

	Other Assets & Liabilities, Net — 0.8%		627,749

	Net Assets — 100.0%		75,741,031

10

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	TOTAL
Municipal Bonds
Education	$—	$3,574,533	$—	$3,574,533
Health Care	—	3,891,830	—	3,891,830
Housing	—	1,767,315	—	1,767,315
Industrials	—	276,258	—	276,258
Other	—	13,041,709	—	13,041,709
Other Revenue	—	442,504	—	442,504
Tax-Backed	—	35,980,296	—	35,980,296
Transportation	—	2,457,930	—	2,457,930
Utilities	—	9,306,378	—	9,306,378
Total Municipal Bonds	—	70,738,753	—	70,738,753
Investment Companies	4,374,529	—	—	4,374,529
Total Investments	$4,374,529	$70,738,753	$—	$75,113,282

11

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(d)	Investments in affiliates during the nine month period ended July 31, 2009:

	Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%).

	Shares as of 10/31/08:		—
	Shares purchased:		15,819,270
	Shares sold:		(13,475,905)
	Shares as of 07/31/09:		2,343,365
	Net realized gain/loss:		$—
	Dividend income earned:		$7,715
	Value at end of period:		$2,343,365

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(f)	Cost for federal income tax purposes is $73,440,529.
(g)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$3,168,016	$(1,495,263)	$1,672,753

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NPFGC	National Public Finance Guarantee Corp.

12

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 99.0%
EDUCATION — 10.5%
Education — 10.2%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,942,429
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	510,585
	Cornell University:
	Series 2006 A,
	5.000% 07/01/21	2,350,000	2,567,845
	Series 2009 A,
	5.000% 07/01/25	1,000,000	1,088,430
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: NPFGC
	5.700% 07/01/11	370,000	381,489
	New York University:
	Series 1998 A,
	Insured: NPFGC:
	5.750% 07/01/20	2,000,000	2,350,660
	6.000% 07/01/17	2,475,000	2,944,755
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,393,317
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	946,053
	Series 2001 A,
	Insured: AMBAC
	5.750% 07/01/12	5,000,000	5,620,950
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/22	2,000,000	2,120,460
	Teachers College,
	Series 2009,
	5.000% 03/01/24	1,000,000	1,028,340
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: NPFGC:
	(a) 07/01/18	1,000,000	708,870
	(a) 07/01/20	1,000,000	626,740
NY St. Lawrence County Industrial Development Agency
	Series 2009 A,
	5.000% 10/01/16	3,000,000	3,292,890
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37(b)	3,750,000	3,814,125
Education Total			31,337,938

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Prep School — 0.3%
NY New York City Industrial Development Agency
	Trinity Episcopal School Corp.,
	Series 1997,
	Insured: NPFGC
	5.250% 06/15/17	1,000,000	1,002,430
Prep School Total			1,002,430
EDUCATION TOTAL			32,340,368
HEALTH CARE — 7.6%
Continuing Care Retirement — 0.2%
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	250,000	218,610
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	272,311
Continuing Care Retirement Total			490,921
Hospitals — 5.5%
NY Albany Industrial Development Agency
	St. Peter’s Hospital:
	Series 2008 A:
	5.250% 11/15/27	1,000,000	852,060
	5.750% 11/15/22	500,000	478,470
	Series 2008 E,
	5.250% 11/15/22	500,000	451,495
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.600% 08/15/27	1,840,000	1,745,608
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	858,327
	New York Hospital Medical Center Queens,
	Series 2007,
	Insured: FHA
	4.650% 08/15/27	1,000,000	946,230
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	835,450

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Hospitals — (continued)
	New York University Hospital Center,
	Series 2007 A:
	5.000% 07/01/10	1,000,000	1,010,780
	5.000% 07/01/12	1,000,000	1,019,490
	North Shore Long Island Jewish Health:
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,015,720
	Series 2007 A,
	5.000% 05/01/24	1,310,000	1,246,832
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	1,350,000	1,073,790
	Presbyterian Hospital,
	Series 2007,
	Insured: FSA
	5.250% 08/15/23	250,000	258,478
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	662,095
NY Madison County Industrial Development Agency
	Oneida Health Systems, Inc.,
	Series 2007,
	5.250% 02/01/27	675,000	551,576
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	659,729
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,098,100
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	485,000	487,139
	Series 2007 B:
	5.000% 12/01/22	500,000	457,950
	5.125% 12/01/27	500,000	434,160
Hospitals Total			17,143,479
Nursing Homes — 1.9%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	500,000	453,900
NY Dormitory Authority
	AIDS Long-Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	520,085

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Nursing Homes — (continued)
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	805,000	799,220
NY Rensselaer Municipal Leasing Corp.
	Series 2009 A,
	5.000% 06/01/19	4,000,000	4,023,600
Nursing Homes Total			5,796,805
HEALTH CARE TOTAL			23,431,205
HOUSING — 1.7%
Multi-Family — 1.3%
NY Dormitory Authority
	Gateway-Longview, Inc.,
	Series 2008 A-1,
	Insured: SONYMA
	5.000% 06/01/33	1,700,000	1,687,947
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,000,000	2,175,320
Multi-Family Total			3,863,267
Single-Family — 0.4%
NY Mortgage Agency
	Series 2000 96,
	5.200% 10/01/14	345,000	347,360
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,037,570
Single-Family Total			1,384,930
HOUSING TOTAL			5,248,197
INDUSTRIALS — 0.2%
Oil & Gas — 0.2%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	750,000	690,645
Oil & Gas Total			690,645
INDUSTRIALS TOTAL			690,645
OTHER — 21.9%
Other — 0.4%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	643,344
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	468,435
Other Total			1,111,779

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Pool/Bond Bank — 7.2%
NY Dormitory Authority
	Series 2008 A,
	Insured: FSA
	5.000% 10/01/23	3,000,000	3,187,200
	Series 2009 C
	Insured: AGO
	5.000% 10/01/22	3,000,000	3,121,860
NY Environmental Facilities Corp.
	Series 1994 2,
	5.750% 06/15/12	185,000	208,843
	Series 2002 K,
	5.000% 06/15/12	6,000,000	6,675,420
	Series 2008 B,
	5.000% 06/15/21	3,000,000	3,287,310
	Series 2009 A,
	5.000% 06/15/17	2,000,000	2,285,480
NY Municipal Bond Bank Agency
	Series 2003 C,
	5.250% 12/01/21	3,330,000	3,446,683
Pool/Bond Bank Total			22,212,796
Refunded/Escrowed(c) — 14.3%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,491,196
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12
	5.375% 07/01/15	1,000,000	1,128,840
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 07/01/25	3,750,000	1,875,750
	University Dormitory Facilities:
	Series 2000 A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,059,900
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,275,589
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,062,820

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(c) — (continued)
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,326,700
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 12/01/14	5,000,000	5,788,700
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,168,230
NY Metropolitan Transportation Authority
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: NPFGC
	5.500% 04/01/16	1,000,000	1,057,840
	Series 1997 8,
	Pre-refunded 07/01/13,
	Insured: FSA
	5.375% 07/01/21	5,000,000	5,781,750
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,343,240
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,145,140
NY New York City
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,085,000	1,256,615
NY Onondaga County
	Series 1992,
	Economically Defeased to Maturity,
	5.875% 02/15/10	285,000	293,484
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1,
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,091,520
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: NPFGC
	5.250% 04/01/17	1,750,000	2,002,788
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	328,986

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(c) — (continued)
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,324,980
	6.000% 01/01/12	585,000	623,633
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,438,360
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 09/01/20	2,210,000	1,421,251
Refunded/Escrowed Total			44,287,312
OTHER TOTAL			67,611,887
OTHER REVENUE — 2.6%
Recreation — 2.6%
NY Cultural Resources
	Museum of Modern Art,
	Series 2008-1A,
	5.000% 04/01/26	4,850,000	5,119,757
NY Industrial Development Agency
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	964,490
NY Seneca Nation Indians Capital Improvements Authority
	Series 2007 A:
	5.000% 12/01/23(d)	1,500,000	1,115,040
	5.250% 12/01/16(d)	1,000,000	864,180
Recreation Total			8,063,467
OTHER REVENUE TOTAL			8,063,467
RESOURCE RECOVERY — 0.5%
Disposal — 0.5%
NY Hempstead Town Industrial Development Authority
	America Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,504,455
Disposal Total			1,504,455
RESOURCE RECOVERY TOTAL			1,504,455
TAX-BACKED — 39.1%
Local Appropriated — 1.2%
NY Dormitory Authority
	Court Facilities,
	Series 2001 2-2,
	5.000% 01/15/21	2,500,000	2,616,950

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
NY Erie County Industrial Development Agency
	City School District of Buffalo,
	Series 2008 A,
	Insured: FSA
	5.000% 05/01/18	1,000,000	1,082,680
Local Appropriated Total			3,699,630
Local General Obligations — 12.2%
NY Albany County
	Series 2006,
	Insured: SYNC
	4.125% 09/15/20	1,000,000	1,039,580
NY City of Yonkers
	Series 2005 B,
	Insured: NPFGC:
	5.000% 08/01/21	2,425,000	2,296,863
	5.000% 08/01/22	2,545,000	2,382,527
NY Monroe County Public Improvement
	Series 1996,
	Insured: NPFGC
	6.000% 03/01/16	1,210,000	1,368,377
NY Monroe County
	Series 2009 A,
	Insured: AGO
	5.000% 06/01/14	3,000,000	3,276,450
NY New York City
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,000,000
	Series 2003 J,
	5.500% 06/01/16	165,000	180,038
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,213,660
	Series 2004 G,
	5.000% 12/01/19	2,430,000	2,555,558
	Series 2005 G,
	5.250% 08/01/16	500,000	563,395
	Series 2007 C:
	4.250% 01/01/27	800,000	733,360
	5.000% 01/01/15	4,000,000	4,424,520
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,056,640
	Series 2007 D-1,
	5.000% 12/01/21	2,000,000	2,104,520
	Series 2008 I-1,
	5.000% 02/01/23	2,000,000	2,074,280
NY Onondaga County
	Series 1992,
	5.875% 02/15/10	215,000	221,401
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	961,841

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	589,003
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: NPFGC
	4.250% 10/15/24	1,000,000	1,005,750
NY Somers Central School District
	Series 2006,
	Insured: NPFGC:
	4.000% 12/01/21	500,000	508,835
	4.000% 12/01/22	500,000	505,395
NY Three Village Central School District
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/18	1,000,000	1,152,470
NY Town of Babylon
	Series 2004,
	Insured: AMBAC
	5.000% 01/01/13	2,565,000	2,809,855
NY Town of Oyster Bay
	Series 2009 A:
	5.000% 02/15/15	1,000,000	1,154,160
	5.000% 02/15/16	500,000	580,335
Local General Obligations Total			37,758,813
Special Non-Property Tax — 15.1%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,132,480
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 12/15/21	2,685,000	2,853,135
NY Housing Finance Agency
	Series 2008 A,
	5.000% 09/15/19	1,400,000	1,547,812
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	3,929,187
	Series 2003 A-1,
	Insured: FSA
	5.000% 04/01/12	5,000,000	5,517,950
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	895,608

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Special Non-Property Tax — (continued)
NY Nassau County Interim Finance Authority
	Series 2004 I-1H,
	Insured: AMBAC
	5.250% 11/15/15	5,000,000	5,746,550
NY New York City Transitional Finance Authority
	Series 2009 A,
	5.000% 05/01/27	5,000,000	5,227,350
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 10/15/22	4,000,000	4,283,800
NY Thruway Authority
	Series 2007,
	5.000% 03/15/22	1,000,000	1,074,460
NY Transitional Finance Authority
	Series 2003 B,
	5.250% 08/01/17	2,000,000	2,227,960
	Series 2005 A-1,
	5.000% 11/01/19	3,000,000	3,245,370
	Series 2006,
	5.000% 07/15/11	3,000,000	3,207,780
	Series 2007,
	Insured: FGIC
	5.000% 01/15/21	4,300,000	4,503,304
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,000,000	1,025,450
Special Non-Property Tax Total			46,418,196
Special Property Tax — 0.7%
NY Industrial Development Agency
	Series 2006:
	Insured: AMBAC
	5.000% 01/01/19	850,000	828,181
	Insured: NPFGC
	5.000% 03/01/15	1,150,000	1,182,579
Special Property Tax Total			2,010,760
State Appropriated — 8.5%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,767,346
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(b)	1,500,000	1,605,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State Appropriated — (continued)
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,100,760
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,071,460
	Series 1993 A:
	5.250% 05/15/15	2,000,000	2,207,040
	5.500% 05/15/19	2,500,000	2,768,500
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,083,400
	Series 2009,
	5.500% 02/15/18	1,000,000	1,086,180
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,471,538
NY Thruway Authority
	Local Highway & Bridge,
	Series 2001,
	5.250% 04/01/11	2,000,000	2,131,860
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,077,080
	Series 2008 B,
	5.000% 01/01/26	3,125,000	3,163,000
	Series 2008,
	5.000% 01/01/22	2,000,000	2,086,140
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27(b)	1,675,000	1,700,912
State Appropriated Total			26,320,216
State General Obligations — 1.4%
NY State
	Series 2009 A,
	(a) 02/15/19	3,000,000	2,071,170
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	2,250,000	2,315,295
State General Obligations Total			4,386,465
TAX-BACKED TOTAL			120,594,080

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 8.0%
Ports — 0.5%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: SYNC
	5.000% 09/15/28	1,500,000	1,545,015
Ports Total			1,545,015
Toll Facilities — 3.6%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: NPFGC
	5.000% 04/01/22	500,000	519,700
	Series 2005 B,
	Insured: AMBAC
	5.000% 04/01/19	2,500,000	2,674,775
	Series 2008 A,
	5.000% 04/01/21	1,000,000	1,070,540
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/13	2,015,000	2,304,495
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,186,720
	Series 2008 A,
	5.000% 11/15/21	2,000,000	2,171,400
Toll Facilities Total			10,927,630
Transportation — 3.9%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	793,733
	Series 2005 C,
	5.000% 11/15/16	750,000	814,995
	Series 2006 A,
	Insured: CIFG
	5.000% 11/15/22	2,280,000	2,316,868
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,629,990
	Series 2007 B,
	5.000% 11/15/22	1,500,000	1,523,895
	Series 2008 C,
	6.250% 11/15/23	3,570,000	3,970,375
	Series 2008,
	5.000% 11/15/30(b)	1,000,000	1,087,150
Transportation Total			12,137,006
TRANSPORTATION TOTAL			24,609,651

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 6.9%
Investor Owned — 0.8%
NY Energy Research & Development Authority
	Rochester Gas & Electric,
	Series 2004 A,
	Insured: NPFGC
	4.750% 05/15/32(b)(e)	2,650,000	2,650,000
Investor Owned Total			2,650,000
Municipal Electric — 2.4%
NY Long Island Power Authority
	Series 2009 A,
	5.250% 04/01/21	1,000,000	1,060,050
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC:
	6.000% 07/01/11	5,000,000	5,194,250
	6.000% 07/01/12	1,000,000	1,057,330
Municipal Electric Total			7,311,630
Water & Sewer — 3.7%
NY Municipal Water Finance Authority
	Series 2002,
	Insured: FSA
	5.375% 06/15/16	5,000,000	5,483,600
NY Onondaga County Water Authority
	Series 2005 A,
	Insured: AMBAC:
	5.000% 09/15/22	895,000	931,784
	5.000% 09/15/23	940,000	986,342
NY Rensselaer County Water Service & Sewer Authority
	Series 2008:
	5.100% 09/01/28	1,155,000	1,175,963
	5.100% 09/01/28	1,060,000	1,066,848
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,824,516
Water & Sewer Total			11,469,053
UTILITIES TOTAL			21,430,683

	Total Municipal Bonds (cost of $297,044,447)		305,524,638

		Shares
Investment Companies — 1.0%
	Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.220%) (f)(g)	1,501,000	1,501,000
	Dreyfus Cash Management Plus Fund (7 day yield of 0.320%)	1,507,866	1,507,866

	Total Investment Companies (cost of $3,008,866)		3,008,866

13

Total Investments — 100.0% (cost of $300,053,313)(h)(i)	$308,533,504

Other Assets & Liabilities, Net — 0.0%	(11,227)

Net Assets — 100.0%	$308,522,277

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009 in valuing the Fund’s assets:

14

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	TOTAL
Municipal Bonds
Education	$—	$32,340,368	$—	$32,340,368
Health Care	—	23,431,205	—	23,431,205
Housing	—	5,248,197	—	5,248,197
Industrials	—	690,645	—	690,645
Other	—	67,611,887	—	67,611,887
Other Revenue	—	8,063,467	—	8,063,467
Resource Recovery	—	1,504,455	—	1,504,455
Tax-Backed	—	120,594,080	—	120,594,080
Transportation	—	24,609,651	—	24,609,651
Utilities	—	21,430,683	—	21,430,683
Total Municipal Bonds	—	305,524,638	—	305,524,638
Investment Companies	3,008,866	—	—	3,008,866
Total Investments	$3,008,866	$305,524,638	$—	$308,533,504

(a)		Zero coupon bond.

(b)		The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.

(c)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities, which are not illiquid, amounted to $1,979,220, which represents 0.6% of net assets.

(e)		Security purchased on a delayed delivery basis.

(f)		Investments in affiliates during the nine month period ended July 31, 2009:

Security name: Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.220%)

Shares as of 10/31/08:		—
Shares purchased:		44,773,175
Shares sold:		(43,272,175)
Shares as of 07/31/09:		1,501,000
Net realized gain/loss:		$—
Dividend income earned:		$17,720
Value at end of period:		$1,501,000

(g)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h)		Cost for federal income tax purposes is $299,986,695.

(i)		Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,093,934	$(3,547,125)	$8,546,809

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
SYNC	Syncora Guarantee, Inc.

15

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.8%
EDUCATION — 12.8%
Education — 11.9%
NY Dormitory Authority
	Columbia University,
	Series 2008,
	5.000% 07/01/38	500,000	511,170
	Cornell University,
	Series 2009 A,
	5.000% 07/01/39	500,000	508,585
	New York University:
	Series 1998 A,
	Insured: NPFGC
	5.750% 07/01/27	2,000,000	2,295,040
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,100,890
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/30	1,000,000	1,016,530
	Teachers College,
	Series 2009,
	5.500% 03/01/39	430,000	433,642
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	348,375
NY New York City Trust for Cultural Resources
	The Julliard School,
	Series 2009 A:
	5.000% 01/01/34	375,000	383,468
	5.000% 01/01/39	500,000	508,240
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	946,460
Education Total			8,052,400
Prep School — 0.9%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	602,875
Prep School Total			602,875
EDUCATION TOTAL			8,655,275

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — 15.2%
Continuing Care Retirement — 3.3%
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A:
	6.750% 07/01/28	500,000	386,340
	6.875% 07/01/40	250,000	182,358
NY Nassau County Industrial Development Agency
	Amsterdam at Harborside,
	Series 2007 A,
	6.700% 01/01/43	750,000	574,635
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	1,085,181
Continuing Care Retirement Total			2,228,514
Hospitals — 9.7%
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/32	750,000	604,567
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.700% 02/15/35	1,000,000	913,400
	New York Hospital Medical Centre,
	Series 2007,
	Insured: FHA
	4.750% 02/15/37	1,000,000	825,570
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	891,440
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	1,000,000	893,780
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	650,000	517,010
	University of Rochester,
	Series 2007,
	5.000% 07/01/27	1,000,000	1,020,450
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	250,000	251,103
	Series 2007 B,
	5.250% 12/01/32	500,000	418,080
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	290,000	267,279
Hospitals Total			6,602,679

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (CONTINUED)
Nursing Homes — 2.2%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	457,620
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	995,000	1,009,845
Nursing Homes Total			1,467,465
HEALTH CARE TOTAL			10,298,658
HOUSING — 6.1%
Assisted Living/Senior — 4.0%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,235,535
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	924,190
	6.200% 06/01/29	615,000	515,905
Assisted Living/Senior Total			2,675,630
Multi-Family — 0.7%
NY New York City Housing Development Corp.
	Series 2009 C1,
	5.500% 11/01/34	500,000	501,900
Multi-Family Total			501,900
Single-Family — 1.4%
NY Mortgage Agency
	Series 2007 148, AMT,
	5.200% 10/01/32	1,000,000	957,110
Single-Family Total			957,110
HOUSING TOTAL			4,134,640
OTHER — 16.1%
Other — 0.7%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	515,279
Other Total			515,279

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Pool/Bond Bank — 10.6%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,105,820
	Series 2006 A,
	4.750% 06/15/31	1,000,000	1,006,940
	Series 2008 A,
	5.000% 06/15/37	1,000,000	1,015,700
	Series 2009 A,
	5.000% 06/15/34	4,000,000	4,030,800
Pool/Bond Bank Total			7,159,260
Refunded/Escrowed(a) — 4.8%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 07/01/25	3,000,000	1,500,600
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: NPFGC
	(c) 07/01/14
	(5.700% 07/01/10)	630,000	632,066
	University of Rochester,
	Series 2000 A,
	Insured: NPFGC
	(c) 07/01/14
	(5.700% 07/01/10)	370,000	367,873
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	500,000	623,950
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	112,231
Refunded/Escrowed Total			3,236,720
OTHER TOTAL			10,911,259
OTHER REVENUE — 1.1%
Recreation — 1.1%
NY Trust Cultural Resources
	Museum of Modern Art,
	Series 2008 1A,
	5.000% 04/01/31	750,000	765,435
Recreation Total			765,435
OTHER REVENUE TOTAL			765,435

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 22.0%
Local Appropriated — 2.6%
NY Dormitory Authority
	Series 2001 2-4,
	4.750% 01/15/30	1,000,000	950,970
	Westchester County,
	Series 1998,
	(b) 08/01/19	1,200,000	819,696
Local Appropriated Total			1,770,666
Local General Obligations — 1.8%
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,236,743
Local General Obligations Total			1,236,743
Special Non-Property Tax — 12.5%
NY Dormitory Authority
	Series 2008-B:
	5.250% 03/15/38	500,000	508,660
	5.750% 03/15/36	500,000	537,430
NY Local Government Assistance Corp.
	Series 1993 E:
	5.000% 04/01/21	2,000,000	2,162,660
	6.000% 04/01/14	2,945,000	3,268,773
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	1,000,000	981,340
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	966,080
Special Non-Property Tax Total			8,424,943
State Appropriated — 5.1%
NY Dormitory Authority
	Series 1993,
	6.000% 07/01/20	2,000,000	2,277,700
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,177,230
State Appropriated Total			3,454,930
TAX-BACKED TOTAL			14,887,282

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 9.9%
Air Transportation — 3.2%
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	7.750% 08/01/31	1,000,000	754,350
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24	1,500,000	1,419,915
Air Transportation Total			2,174,265
Ports — 3.3%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,225,200
Ports Total			2,225,200
Toll Facilities — 1.5%
NY Thruway Authority
	Series 2007,
	Insured: FGIC
	5.000% 01/01/27	1,000,000	1,015,750
Toll Facilities Total			1,015,750
Transportation — 1.9%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,322,200
Transportation Total			1,322,200
TRANSPORTATION TOTAL			6,737,415
UTILITIES — 14.6%
Independent Power Producers — 1.2%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	825,260
Independent Power Producers Total			825,260
Investor Owned — 2.3%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	11.582% 04/01/20(d)	1,500,000	1,522,860
Investor Owned Total			1,522,860

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Municipal Electric — 5.0%
NY Long Island Power Authority
	Series 2000,
	Insured: FSA
	(b) 06/01/18	1,000,000	725,500
	Series 2008 A,
	6.000% 05/01/33	1,000,000	1,081,150
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	1,500,000	1,588,680
Municipal Electric Total			3,395,330
Water & Sewer — 6.1%
NY Great Neck North Water Authority
	Series 2008,
	5.000% 01/01/33	690,000	701,826
NY New York City Municipal Water Finance Authority
	Series 2008,
	4.500% 06/15/38	1,000,000	909,780
	Series 2009 FF-2,
	5.500% 06/15/40	1,000,000	1,050,850
	Series 2009,
	5.250% 06/15/40	500,000	508,250
NY Rensselaer County Water Service & Sewer Authority
	Series 2008,
	5.250% 09/01/38	1,000,000	976,640
Water & Sewer Total			4,147,346
UTILITIES TOTAL			9,890,796

	Total Municipal Bonds (cost of $66,261,531)		66,280,760

		Shares
Investment Companies — 1.6%
	Columbia New York Tax-Exempt Reserves, Trust Class (7 day yield of 0.120%) (e)(f)	570,216	570,216
	Dreyfus Cash Management Plus Fund (7 day yield of 0.320%)	504,630	504,630

	Total Investment Companies (cost of $1,074,846)		1,074,846

7

Total Investments — 99.4% (cost of $67,336,377)(g)(h)	$67,355,606

Other Assets & Liabilities, Net — 0.6%	387,570

Net Assets — 100.0%	$67,743,176

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                Level 1 – quoted prices in active markets for identical securities

•                Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

8

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$8,655,275	$—	$8,655,275
Health Care	—	10,298,658	—	10,298,658
Housing	—	4,134,640	—	4,134,640
Other	—	10,911,259	—	10,911,259
Other Revenue	—	765,435	—	765,435
Tax-Backed	—	14,887,282	—	14,887,282
Transportation	—	6,737,415	—	6,737,415
Utilities	—	9,890,796	—	9,890,796
Total Municipal Bonds	—	66,280,760	—	66,280,760
Investment Companies	1,074,846	—	—	1,074,846
Total Investments	$1,074,846	$66,280,760	$—	$67,355,606

(a)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)		Zero coupon bond.
(c)		Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(d)		The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.
(e)		Investments in affiliates during the nine month period ended July 31, 2009:

Security name: Columbia New York Tax-Exempt Reserves, Trust Class (7 day yield of 0.120%)

Shares as of 10/31/08:		—
Shares purchased:		13,176,053
Shares sold:		(12,605,837)
Shares as of 07/31/09:		570,216
Net realized gain/loss:		$—
Dividend income earned:		$7,205
Value at end of period:		$570,216

(f)		Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(g)		Cost for federal income tax purposes is $66,934,521.
(h)		Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,673,889	$(3,252,804)	$421,085

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
NPFGC	National Public Finance Guarantee Corp.

9

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.4%
EDUCATION — 20.9%
Education — 19.5%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: NPFGC:
	5.250% 10/01/12	360,000	363,776
	5.375% 10/01/13	1,550,000	1,564,121
	5.500% 10/01/14	350,000	352,447
RI Economic Development Corp.
	Higher Education Facility,
	University of Rhode Island,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	756,968
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University,
	Series 2007,
	5.000% 09/01/18	1,000,000	1,147,230
	Johnson & Wales:
	Series 1999,
	Insured: NPFGC:
	5.500% 04/01/15	1,000,000	1,069,050
	5.500% 04/01/17	1,000,000	1,050,600
	5.500% 04/01/18	1,420,000	1,473,378
	Series 2003,
	Insured: SYNC
	5.250% 04/01/16	1,485,000	1,486,841
	New England Institute,
	Series 2007,
	Insured: AMBAC
	4.500% 03/01/26	500,000	443,545
	Providence College,
	Series 2003 A,
	Insured: SYNC
	5.000% 11/01/24	2,500,000	2,512,150
	Rhode Island School of Design:
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,151,706
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,081,730
	Series 2004 D,
	Insured: SYNC:
	5.500% 08/15/16	1,340,000	1,460,546
	5.500% 08/15/17	1,345,000	1,449,897
	Series 2008 A,
	6.500% 09/15/28	2,000,000	2,125,580
	Roger Williams College,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,022,240
Education Total			20,511,805

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (CONTINUED)
Prep School — 1.4%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,500,000	1,473,090
Prep School Total			1,473,090
EDUCATION TOTAL			21,984,895
HEALTH CARE — 3.0%
Hospitals — 3.0%
RI Health & Educational Building Corp.
	Rhode Island Hospital:
	Series 2002,
	6.375% 08/15/21	205,000	209,779
	Series 2006,
	Insured: FSA
	5.000% 05/15/26	2,000,000	2,013,580
	Series 2009,
	Insured: AGO:
	6.125% 05/15/27	400,000	417,460
	6.250% 05/15/30	500,000	519,980
Hospitals Total			3,160,799
HEALTH CARE TOTAL			3,160,799
HOUSING — 3.9%
Assisted Living/Senior — 0.4%
RI Health & Educational Building Corp.
	The Frassati Residence,
	Series 1999 A,
	Pre-Refunded 11/15/09,
	LOC: Allied Irish Bank PLC
	6.125% 11/15/18	450,000	456,467
Assisted Living/Senior Total			456,467
Multi-Family — 1.0%
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	800,000	870,128
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	70,000	70,119
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	75,000	75,205
Multi-Family Total			1,015,452

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (CONTINUED)
Single-Family — 2.5%
RI Housing & Mortgage Finance Corp.
	Series 2003,
	4.450% 04/01/17	2,000,000	2,010,160
RI Providence Housing Authority
	Series 2008,
	5.000% 09/01/24	565,000	589,854
Single-Family Total			2,600,014
HOUSING TOTAL			4,071,933
INDUSTRIALS — 0.5%
Oil & Gas — 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	600,000	552,516
Oil & Gas Total			552,516
INDUSTRIALS TOTAL			552,516
OTHER — 22.8%
Other — 1.6%
RI Providence Housing Authority
	Series 2008:
	5.000% 09/01/25	590,000	613,500
	5.000% 09/01/26	310,000	320,803
	5.000% 09/01/27	690,000	708,892
Other Total			1,643,195
Pool/Bond Bank — 4.6%
RI Clean Water Finance Agency Water Pollution Control
	Revolving Fund Pooled Loan:
	Series 2006 A,
	4.500% 10/01/22	1,000,000	1,052,170
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,089,410
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,120,280
	Water Pollution Control Revenue, Revolving Fund, Pooled Loan Association:
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	501,940
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,048,350
Pool/Bond Bank Total			4,812,150

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (CONTINUED)
Refunded/Escrowed(a) — 15.6%
RI & Providence Plantations
	Series 2001 C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	2,000,000	2,176,500
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1993 A:
	Escrowed to Maturity:
	Insured: FSA:
	5.750% 08/01/14	1,000,000	1,152,370
	5.750% 08/01/21	2,165,000	2,619,693
	Insured: NPFGC
	5.875% 08/01/11	2,500,000	2,698,925
	Pre-refunded 08/01/13,
	Insured: FSA
	5.750% 08/01/14	2,105,000	2,463,313
	Series 1993 B:
	Escrowed to Maturity,
	Insured: NPFGC
	5.800% 08/01/12	1,000,000	1,139,600
	Pre-refunded 02/01/11,
	Insured: NPFGC
	5.250% 08/01/21	250,000	266,815
RI Health & Educational Building Corp.
	Higher Education Facility,
	University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10
	Insured: AMBAC
	5.700% 09/15/30	2,250,000	2,398,028
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,471,353
Refunded/Escrowed Total			16,386,597
Tobacco — 1.0%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,150,000	1,068,224
Tobacco Total			1,068,224
OTHER TOTAL			23,910,166
TAX-BACKED — 32.4%
Local Appropriated — 8.6%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: FSA
	5.000% 05/15/23	2,000,000	2,077,840
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/22	2,000,000	2,094,140
	Series 2007 C,
	Insured: FSA
	5.000% 05/15/21	1,500,000	1,584,435

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local Appropriated — (continued)
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,000,000	1,022,760
	Series 1999 A,
	Insured: AMBAC
	5.125% 12/15/14	500,000	511,990
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: NPFGC:
	5.000% 11/15/11	810,000	870,094
	5.000% 11/15/12	855,000	937,405
Local Appropriated Total			9,098,664
Local General Obligations — 13.8%
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	75,000	75,068
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,552,300
	Series 2008,
	Insured: FSA:
	4.750% 07/01/26	900,000	906,471
	4.750% 07/01/27	945,000	945,643
	4.750% 07/01/28	990,000	975,388
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	786,052
	5.000% 06/15/22	750,000	782,910
RI Health & Educational Building Corp.
	Series 2009 A,
	5.000% 05/15/25	1,515,000	1,593,462
RI Johnston
	Series 2004,
	Insured: SYNC
	5.250% 06/01/19	525,000	523,325
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	407,936
	4.750% 06/01/22	405,000	421,030
	4.750% 06/01/23	425,000	439,004

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
Local General Obligations — (continued)
	4.750% 06/01/24	445,000	458,497
	4.750% 06/01/25	460,000	472,705
	Various Purpose,
	Series 2004,
	Insured: SYNC
	5.250% 06/01/20	555,000	546,187
RI Providence
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,089,376
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	504,575
Local General Obligations Total			14,479,929
Special Non-Property Tax — 2.7%
RI Economic Development Corp.
	Series 2000,
	Insured: RAD
	6.125% 07/01/20	1,850,000	1,864,134
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,018,025
Special Non-Property Tax Total			2,882,159
State Appropriated — 2.0%
RI & Providence Plantations
	Series 2005 A,
	Insured: NPFGC
	5.000% 10/01/19	1,200,000	1,225,116
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/14	245,000	235,634
	5.750% 06/15/24	415,000	365,416
RI Health & Educational Building Corp.
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	255,192
State Appropriated Total			2,081,358
State General Obligations — 5.3%
RI & Providence Plantations
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,276,140
	Series 2006 A,
	Insured: FSA
	4.500% 08/01/20	2,000,000	2,140,260

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (CONTINUED)
State General Obligations — (continued)
	Series 2006 C,
	Insured: NPFGC
	5.000% 11/15/18	1,000,000	1,129,680
State General Obligations Total			5,546,080
TAX-BACKED TOTAL			34,088,190
TRANSPORTATION — 7.3%
Airports — 3.0%
RI Economic Development Corp.
	Rhode Island Airport Corp.,
	Series 2008 C,
	Insured: AGO
	5.000% 07/01/17	2,245,000	2,495,699
	Series 1998 B,
	Insured: FSA
	5.000% 07/01/23	685,000	687,404
Airports Total			3,183,103
Transportation — 4.3%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 C,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,425,228
	Series 2009,
	Insured: AGO
	5.250% 06/15/21	2,000,000	2,111,540
Transportation Total			4,536,768
TRANSPORTATION TOTAL			7,719,871
UTILITIES — 6.6%
Municipal Electric — 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: NPFGC
	5.250% 07/01/15	500,000	503,960
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	215,000	220,166
Municipal Electric Total			724,126
Water & Sewer — 5.9%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: NPFGC
	5.000% 07/01/16	500,000	501,090
RI Kent County Water Authority
	Series 2002 A,
	Insured: NPFGC:
	5.000% 07/15/15	750,000	809,295
	5.000% 07/15/16	1,265,000	1,365,011

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (CONTINUED)
Water & Sewer — (continued)
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/26	2,500,000	2,518,025
RI Narragansett Bay Commission
	Series 2007 A,
	Insured: NPFGC
	5.000% 02/01/32	1,000,000	965,940
Water & Sewer Total			6,159,361
UTILITIES TOTAL			6,883,487

	Total Municipal Bonds (cost of $99,260,399)		102,371,857

		Shares
Investment Companies — 1.5%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%) (b)(c)	792,161	792,161
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.300%)	820,958	820,958

	Total Investment Companies (cost of $1,613,119)		1,613,119

	Total Investments — 98.9% (cost of $100,873,518)(d)(e)		103,984,976

	Other Assets & Liabilities, Net — 1.1%		1,107,027

	Net Assets — 100.0%		105,092,003

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$21,984,895	$—	$21,984,895
Health Care	—	3,160,799	—	3,160,799
Housing	—	4,071,933	—	4,071,933
Industrials	—	552,516	—	552,516
Other	—	23,910,166	—	23,910,166
Tax-Backed	—	34,088,190	—	34,088,190
Transportation	—	7,719,871	—	7,719,871
Utilities	—	6,883,487	—	6,883,487
Total Municipal Bonds	—	102,371,857	—	102,371,857
Investment Companies	1,613,119	—	—	1,613,119
Total Investments	$1,613,119	$102,371,857	$—	$103,984,976

9

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Investments in affiliates during the nine month period ended July 31, 2009:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.290%).

Shares as of 10/31/08:	—
Shares purchased:	12,335,412
Shares sold:	(11,543,251)
Shares as of 07/31/09:	792,161
Net realized gain/loss:	$—
Dividend income earned:	$2,607
Value at end of period:	$792,161

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(d)	Cost for federal income tax purposes is $100,828,693.
(e)	Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,896,821	$(740,538)	$3,156,283

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.
SYNC	Syncora Guarantee, Inc.

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 21, 2009